                                                      '33 ACT FILE NO.  33-37128
                                                      '40 ACT FILE NO.  811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.             [ ]

                       POST-EFFECTIVE AMENDMENT NO. 7            [X]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 97                   [X]
                        (CHECK APPROPRIATE BOX OR BOXES.)

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      SECURITY FIRST LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100

                               RICHARD C. PEARSON
                          PRESIDENT AND GENERAL COUNSEL
                      SECURITY FIRST LIFE INSURANCE COMPANY
           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

[X] ON MAY 1, 1998 PURSUANT TO PARAGRAPH (b) OF RULE 485

[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485

[ ] ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24-F-2 NOTICE WAS FILED ON FEBRUARY 26, 1998.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS


Item Number in Form N-4                            Caption in Prospectus
-----------------------                            ---------------------
1.     Cover Page                                  Cover Page

2.     Definitions                                 Glossary

3.     Synopsis of Highlights                      Summary of the Contract

4.     Condensed Financial Information             Condensed Financial Information;
                                                   Financial Information

5.     General Description of Registrant,          Description of Security First Life
       Depositor, and Portfolio Companies          Insurance Company, The Separate Account
                                                   and The Funds; Voting Rights; Servicing
                                                   Agent

6.     Deductions and Expenses                     Contract Charges

7.     General Description of Variable Annuity     Descriptions of the Contracts;
       Contracts                                   Accumulation Period; Annuity Benefits

8.     Annuity Period                              Annuity Benefits

9.     Death Benefit                               Death Benefits

10.    Purchases and Contract Value                Description of the Contracts;
                                                   Accumulation Period; Principal
                                                   Underwriter

11.    Redemptions                                 Accumulation Period

12.    Taxes                                       Federal Income Tax Status

13.    Legal Proceedings                           Legal Proceedings

14.    Table of Contents of the Statement of       Table of Contents of the Statement of
       Additional Information                      Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION


15.    Cover Page                                  Cover Page

16.    Table of Contents                           Table of Contents

17.    General Information and History             The Insurance Company; The Separate
                                                   Account: The Trust and The Funds

18.    Services                                    Servicing Agent; Safekeeping of
                                                   Securities; Independent Auditors

19.    Purchase of Securities Being Offered        Purchase of Securities Being Offered

20.    Underwriters                                Distributions of the Contracts

21.    Calculation of Performance Data             Calculation of Performance Data

22.    Annuity Payments                            Annuity Payments

23.    Financial Statements                        Financial Statements


                                     Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                             GROUP FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                     Security First Life Insurance Company
                          11365 West Olympic Boulevard
                         Los Angeles, California 90064
--------------------------------------------------------------------------------

The group flexible payment fixed and variable contracts (the "Contracts") described in this prospectus are issued by Security First Life Insurance Company ("Security First Life"). These Contracts are designed to provide annuity benefits to employees of public school systems and certain tax-exempt organizations as tax deferred annuity contracts under the provisions of Section 403(b) of the Internal Revenue Code (the "Code"), to retirement plans that qualify under Section 401 of the Code, to employees covered under employer deferred compensation plans which are qualified under Section 457 of the Code, and to individuals as individual retirement annuities.

Participants may allocate premiums and cash value to one or more of eleven series of the Separate Account (the "Series"). The assets of the Series will be used to purchase, at net asset value, shares of (i) the Money Market Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund;
(ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II; (iii) the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust; (iv) the International Portfolio of the Scudder Variable Life Investment Fund; (v) the Small Capitalization Portfolio of The Alger American Fund; and (vi) the T. Rowe Price Growth Stock Fund (available only for plans that qualify under Sections 401 or 457 of the Code) [herein referred to as "The Funds"]. The prospectuses for the Funds describe their investment objectives.


This prospectus sets forth information a prospective investor should know before investing. Additional information about the Contracts has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information, dated May 1, 1998, which information is incorporated herein by reference and is available without charge upon written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800)283-4536.


The table of contents of the Statement of Additional Information appears on Page 24 of this Prospectus.
--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF SHARES OF ANY UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED AND IN NO EVENT WILL DESIGNATION OF AN UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED BE PERMITTED. THIS PROSPECTUS AND THE PROSPECTUS FOR THE UNDERLYING FUND(S) SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


Prospectus dated May 1, 1998                               SF 226RI (228) (5/98)

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Glossary....................................................    3
Summary of the Contract.....................................    4
Fee Tables..................................................    7
    Explanation of Fee Tables and Examples..................    9
Condensed Financial Information.............................   10
Performance Information.....................................   11
Financial Information.......................................   11
Description of Security First Life Insurance Company,
  the Separate Account and the Funds........................   11
    The Insurance Company...................................   11
    The General Account.....................................   11
    The Separate Account....................................   11
    The Funds...............................................   12
Principal Underwriter.......................................   13
Servicing Agent.............................................   14
Custody of Securities.......................................   14
Contract Charges............................................   14
    Premium Taxes...........................................   14
    Sales Charges...........................................   14
    Administrative Fees.....................................   15
    Transaction Charges.....................................   15
    Mortality and Expense Risk Charge.......................   15
    Distribution Expense Charge (Sales Load)................   15
    Free Look Period........................................   16
    Deferred Compensation Plans.............................   16
Description of the Contracts................................   16
    General.................................................   16
    Purchase Payments.......................................   16
    Transfers...............................................   16
    Loans (Section 403(b) Plans Only).......................   17
    Modification of the Contracts...........................   17
    Assignment..............................................   17
Accumulation Period.........................................   18
    Crediting Accumulation Units in the Separate Account....   18
    Valuation of Accumulation Units.........................   18
    Net Investment Factor...................................   18
    Surrenders..............................................   18
    Statement of Account....................................   18
Annuity Benefits............................................   19
    Variable Annuity Payments...............................   19
    Level Payments Varying Annually.........................   19
    Assumed Investment Return...............................   19
    Election of Annuity Date and Form of Annuity............   20
    Frequency of Payment....................................   21
    Annuity Unit Values.....................................   21
Death Benefits..............................................   21
    Death Benefit Before the Annuity Date...................   21
    Death Benefit After the Annuity Date....................   22
Federal Income Tax Status...................................   22
    Withholding.............................................   23
    Multiple Contracts......................................   23
    Obtaining Tax Advice....................................   23
Voting Rights...............................................   23
Legal Proceedings...........................................   24
Additional Information......................................   24
Table of Contents of Statement of Additional Information....   24

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful therein.

                                    GLOSSARY

As used in this Prospectus, these terms have the following meanings:

ACCUMULATION UNIT -- A measuring unit used to determine the value of a Participant's interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The individual on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of periodic payments made to an Annuitant for a defined period of time.

ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to receive a Death Benefit on the death of the Participant.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE -- The form given to Participants describing their rights under a Contract. No Certificates are issued to Participants under certain deferred compensation or qualified retirement plans.

CERTIFICATE DATE -- The date a Participant's Certificate is issued, or the date when a Participant's Account is established where no Certificate is issued.

CERTIFICATE YEAR -- A period of 12 consecutive months beginning on the Certificate Date and each anniversary of that date.

CONTRACT -- The agreement between Security First Life and the group contractholder covering the rights of the whole group.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. Such payments are not based upon the investment experience of the Separate Account.

FUND -- An open end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act"), which serves as the underlying investment medium for a Series of the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The earlier of (i) the first day of the month coincident with or immediately preceding the date on which a distribution must commence under the terms of the Plan to which the Contract is issued, or (ii) the first day of the month coincident with or next following the anniversary of the Certificate Date nearest the Participant's 75th birthday.

OWNER -- The person who has title to the Contract.

PARTICIPANT -- The individual by or for whom Purchase Payments are made under a Contract.

PARTICIPANT'S ACCOUNT -- The sum of the values of all Accumulated Units credited for a Participant under a Contract.

PLAN -- The 403(b) plan, deferred compensation plan, qualified retirement plan or individual retirement annuity with respect to which the Contract is issued.

PURCHASE PAYMENT -- The amounts paid to Security First Life in order to provide Annuity benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life pursuant to Delaware law to receive and invest amounts allocated to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- A division of the Separate Account, the assets of which consist of shares of a Fund, or an accounting series maintained for Security First Life's General Account to determine values used to provide Fixed Annuity accumulation under the Contracts.

SURRENDER CHARGE -- A percentage charge, deducted upon full or partial surrender, which varies according to the period of time that Purchase Payments have remained with Security First Life prior to surrender.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contracts. Security First Life will establish Valuation Dates at its discretion, but until notice to the contrary is given there will be one Valuation Date in each calendar week for Annuity Unit values, such date being the last Business Day in a week. Accumulation Unit values will be determined each Business Day.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments which will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACT

THE CONTRACT

    The Contract is a combined fixed and variable annuity contract which may be issued to plans qualified for special tax treatment under Section 403(b) of the Code (tax shelter annuities), retirement plans which qualify under Section 401 of the Code, deferred compensation plans under Section 457 of the Code and individual retirement annuities under Section 408 of the Code. This prospectus is intended to serve as a disclosure document only for the variable portion of the Contract.

PURCHASE PAYMENTS

    Purchase Payments under the Contract may be made to the General Account, the Separate Account or allocated between them in accordance with the election of the Participant. The minimum Purchase Payment is $20 with an annual minimum of $240. There is no initial sales charge, however, certain charges and deductions will be made to the Participant's Account. (See "Contract Charges," page 14.) Amounts allocated to a Series of the Separate Account may be transferred to one or more of the other Separate Account Series at any time and may be transferred to the General Account at any time before the Annuity Date. Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. (See "Transfers," page 16.) The minimum transfer amount is the lesser of $500 or the balance of the Participant's Account in the Series.

SEPARATE ACCOUNT


    Pursuant to the Participant's designation, Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units of one or more of eleven series, each of which consists of the shares of a different Fund. The Funds consist of the Money Market Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund, the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II, the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust, the International Portfolio of the Scudder Variable Life Investment Fund, the Small Capitalization Portfolio of The Alger American Fund, and the T. Rowe Price Growth Stock Fund (available only for plans which qualify under Sections 401 or 457 of the Code). The investment adviser of the Variable Insurance Products Fund and the Variable Insurance Products Fund II is Fidelity Management & Research Company ("FMR"). The investment adviser and manager of Security First Trust is Security First Investment Management Corporation ("Security Management"). Neuberger & Berman, LLC ("N&B") is Subadvisor to Security Management with respect to the Bond Series and T. Rowe Price Associates, Inc., ("Price Associates") is subadvisor to Security Management with respect to T. Rowe Price Growth & Income Series. The investment adviser and manager of the Scudder Variable Life Investments Fund is Scudder, Stevens & Clark, Inc. ("Scudder"). The investment adviser and manager of The Alger American Fund is Fred Alger Management, Inc. ("Alger Management"). Price Associates is the investment adviser of the T. Rowe Price Growth Stock Fund. (See "The Separate Account," page 11 and "The Funds," page 12.)

CHARGES AND DEDUCTIONS

    The Contract permits Security First Life to deduct a maximum administrative fee of $21.50 plus $2.50 for each Series in which the Participant invests. The fee is payable on each anniversary of the Certificate Date. (See "Administrative Fees," page 15.) Effective as of March 8, 1993, the administrative fee will be waived for any policy year during which the participant contributes purchase payments of $2,000 or more or has an aggregate account value at the end of the policy year of $10,000 or more.

    A transaction charge of $10 will be deducted from the Participant's Account for each transfer from a Separate Account Series or between the Separate Account and the General Account and upon annuitization of all or a portion of the Participant's Account. In addition, a transaction charge of the lesser of $10 or 2% of the amount withdrawn will be deducted from the Participant's Account upon each partial or full surrender. Effective as of March 8, 1993, transaction charges for transfers from one series of the Separate Account to another series of the Separate Account will be waived. (See "Transaction Charges," page 15.)

    Daily deductions will be made for mortality and expense risks in the amount of .003425% (1.25% per annum), and for distribution expenses (sales load) in the amount of .000274% (.10% per annum).

    A surrender charge (contingent deferred sales charge) may be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. The surrender charge amounts to 7% for amounts attributable to Purchase Payments received within 60 months prior to the date of the surrender. (See "Sales Charges," page 14.)

    In contracts issued to Participants in Section 403(b) plans, the Company will not deduct any percentage surrender charge after nine full calendar years have elapsed since the Participant's Certificate Date. Further, in the first surrender in each calendar year, a Participant in a Section 403(b) plan may surrender up to 10% of the value of the Participant's interest in the Separate Account without deduction of a percentage surrender charge.

    Premium taxes payable to any state or other governmental agency may be deducted from the Participant's Account on or after the time the tax is payable by Security First Life. Premium taxes currently range from 0% to 2.35% (except Nevada where it is 3.5%). In states where a premium tax is imposed, rates may be lower for tax qualified contracts. Until further notice to the Participant, Security First Life will waive deduction of premium taxes. (See "Premium Taxes," page 14.)

    Security First Life may reduce or waive administrative fees, transaction charges and the distribution expense fee on Contracts issued to deferred compensation plans qualifying under Code Section 457. In addition sales charges may be waived on certain surrenders by such plans. (See "Deferred Compensation Plans," page 16.)

FREE LOOK PERIOD

    At any time within twenty days (or such longer period as required by state law) after the receipt of the Contract it may be returned for cancellation and a full refund of all Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value. (See "Free Look Period," page
16).

VARIABLE ANNUITY PAYMENTS

    Annuity payments will start on the Annuity Date. The Participant selects the Annuity Date, an Annuity payment option, and an Assumed Investment Return. Any of these selections may be changed prior to the Annuity Date. The Variable Annuity payment will vary annually based on a comparison of the Assumed Investment Returns with the investment experience of the Series in which the Annuity Units are invested. (See "Variable Annuity Payments," page 19.) If Annuity payments from any one Series would be less than $50, Security First Life reserves the right to change the frequency of the payments from that Series to such intervals as will result in payments of at least $50 from each Series. (See "Frequency of Payment," page 21.)

SURRENDERS

    If permitted by the Plan, a Participant may surrender all or part of his or her account before the Annuity Date. Requests for partial or full surrenders must be made in writing. However, no partial surrender from a Series is permitted if it would reduce the Participant's interest in the Series to less than $200, unless the entire amount allocated to that Series is being surrendered. A surrender charge may be assessed and a transaction charge will be assessed. (See "Sales Charges," page 14 and "Transaction Charges," page 15.) In addition, the amounts surrendered, less any basis, will be taxed as ordinary income and may be subject to a penalty tax under the Code. Certain restrictions are applicable to withdrawals from Contracts funding retirement plans qualified for special tax treatment under the Code. (See "Federal Income Tax Status," page 22.)

LOANS (SECTION 403(b) PLANS ONLY)

    Participants whose Contracts are issued under a Plan that qualifies under
Section 403(b) of the Code may be entitled to obtain a loan from that portion of the Participant's Account allocated to the General Account. Security First Life reserves the right to terminate loans and to change the terms under which loans may be made. Any such action would not affect outstanding loans. (See "Loans," page 17.) Loan proceeds may be considered a "distribution" for tax purposes. (See "Federal Income Tax Status," page 22.)

DEATH BENEFIT

    Unless otherwise restricted by the Plan, in the event of the Participant's death prior to the Annuity Date, the Beneficiary may elect either to receive death benefits in a lump sum or to apply the Annuity Value under any of the available Annuity options contained in the Contract. If a Participant who has not attained age 65 dies before the Annuity Date, the amount of any lump sum settlement will be the greater of the value of the Participant's Account or the total of the Participant's Purchase Payments, less any Purchase Payments previously withdrawn as partial surrenders or applied to annuity options. (See "Death Benefits," page 21.)

                                   FEE TABLES

                        PARTICIPANT TRANSACTION EXPENSES

    Surrenders prior to the expiration of nine full calendar years following the Certificate Date will be subject to a Surrender Charge (contingent deferred sales charge) indicated in the following table.

                                                     Elapsed Months
                                                    Between Purchase
                                                    Payment Date and     Surrender
                                                     Surrender Date       Charge
                                                    ----------------     ---------
  (a) Contingent Deferred Sales Charge (as a     60 or less               7%
      percentage of amount surrendered)          More than 60             0%
  (b) Transaction Charge                         $10 for each surrender
                                                 or annuitization
  (c) Administrative Charges                     $21.50 plus $2.50 for
                                                 each Series to which
                                                 Participant's Account
                                                 is allocated (Maximum
                                                 $41.50 per year)
  (d) Transfer Charge                            $10 per transfer to
                                                 convert Accumulation
                                                 or Annuity Units from
                                                 any one Series to an-
                                                 other

                           SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE.
                   DEDUCTED DAILY FROM THE SEPARATE ACCOUNT.)

Mortality and Expense Risk Charge                                1.25% per annum

Distribution Expense Charge(1)                                   0.10% per annum

Total Separate Account                                           1.35% per annum

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                       Money                                      Asset                       Index
                                      Market       Growth       Overseas         Manager       Contrafund      500
                                     Portfolio   Portfolio      Portfolio       Portfolio      Portfolio    Portfolio
                                     ---------   ---------      ---------       ---------      ----------   ---------
 (a) Management Fee................    0.21%       0.60%          0.75%           0.55%          0.60%        0.24%
 (b) Other Expenses................    0.10%       0.09%          0.17%           0.10%          0.11%        0.04%
 (c) Total Annual Expenses.........    0.31%       0.69%          0.92%           0.65%          0.71%        0.28%



                                               T. Rowe
                                                Price
                                             Growth and                        Small          Growth
                                   Bond        Income      International   Capitalization     Stock
                                  Series       Series        Portfolio       Portfolio         Fund
                                  ------     ----------    -------------   --------------     ------
 (a) Management Fee...........    0.50%         0.50%          0.83%           0.85%          0.57%
 (b) Other Expenses...........    0.25%         0.07%          0.17%           0.04%          0.18%
 (c) Total Annual Expenses....    0.75%         0.57%          1.00%           0.89%          0.75%


--------------------------------------------------------------------------------

(1) This charge may be deemed a deferred sales charge.

EXAMPLES


   SEPARATE                            CONDITIONS                                        TIME PERIODS
   ACCOUNT        A PARTICIPANT WOULD PAY THE FOLLOWING EXPENSES ON A        -------------------------------------
    SERIES       $1,000 INVESTMENT ASSUMING 5% ANNUAL RETURN ON ASSETS:      1 YEAR   3 YEARS   5 YEARS   10 YEARS
   --------      ------------------------------------------------------      ------   -------   -------   --------
Money Market     (a) upon surrender at the end of the stated time        (a)  $ 92     $132      $174       $207
Portfolio            period
                 (b) if the Certificate WAS NOT surrendered              (b)    17       52        90        197
                 (c) if you annuitize at the end of the applicable time  (c)    27       62       100        207
                     period
--------------     -------------------------------------------------          ----     ----      ----       ----
Growth           SAME                                                    (a)    96      143       193        247
Portfolio
Series
                                                                         (b)    21       64       110        237
                                                                         (c)    31       74       120        247
--------------     -------------------------------------------------          ----     ----      ----       ----
Overseas         SAME                                                    (a)    98      149       204        271
Portfolio
                                                                         (b)    23       71       122        261
                                                                         (c)    33       81       132        271
--------------     -------------------------------------------------          ----     ----      ----       ----
Asset            SAME                                                    (a)    95      142       191        243
Manager
Portfolio
Series
                                                                         (b)    20       63       108        233
                                                                         (c)    30       73       118        243
--------------     -------------------------------------------------          ----     ----      ----       ----
Contrafund       SAME                                                    (a)    96      144       195        252
Portfolio
                                                                         (b)    21       65       112        242
                                                                         (c)    31       75       122        252
--------------     -------------------------------------------------          ----     ----      ----       ----
Index 500        SAME                                                    (a)    92      131       173        203
Portfolio
Series
                                                                         (b)    17       51        89        193
                                                                         (c)    27       61        99        203
--------------     -------------------------------------------------          ----     ----      ----       ----
Bond             SAME                                                    (a)    96      144       196        253
Series
                                                                         (b)    21       66       113        243
                                                                         (c)    31       76       123        253
--------------     -------------------------------------------------          ----     ----      ----       ----
T. Rowe Price    SAME                                                    (a)    94      139       187        234
Growth &
Income Series
                                                                         (b)    19       60       104        224
                                                                         (c)    29       70       114        234
--------------     -------------------------------------------------          ----     ----      ----       ----
International    SAME                                                    (a)    98      151       207        279
Portfolio
                                                                         (b)    24       73       126        269
                                                                         (c)    34       83       136        279
--------------     -------------------------------------------------          ----     ----      ----       ----

   SEPARATE                            CONDITIONS                                        TIME PERIODS
   ACCOUNT        A PARTICIPANT WOULD PAY THE FOLLOWING EXPENSES ON A        -------------------------------------
    SERIES       $1,000 INVESTMENT ASSUMING 5% ANNUAL RETURN ON ASSETS:      1 YEAR   3 YEARS   5 YEARS   10 YEARS
   --------      ------------------------------------------------------      ------   -------   -------   --------
Small            SAME                                                    (a)    97      148       202        267
Capitalization
Portfolio
                                                                         (b)    23       70       120        257
                                                                         (c)    33       80       130        267
--------------     -------------------------------------------------          ----     ----      ----       ----
Growth           SAME                                                    (a)    96      144       196        253
Stock Fund
                                                                         (b)    21       66       113        243
                                                                         (c)    31       76       124        253
--------------     -------------------------------------------------          ----     ----      ----       ----


                     EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the foregoing tables and examples is to assist the Participant in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying funds. For additional information see "Contract Charges," beginning on page 14.


2. Amounts surrendered are attributed to Purchase Payments made (and interest thereon) on a first-in, first-out basis.


3. The investment advisers to the Index 500 Portfolio voluntarily reimbursed certain expenses of the Portfolio. If there had been no reimbursement, total expenses would have been 0.40% (see the Variable Insurance Products Fund II prospectus for more information).


4. The examples reflect a $10 transaction charge for full surrender (see "Transaction Charges", page 15). Premium taxes are not reflected in the examples. Presently, premium taxes ranging from 0% to 2.35% (3.5% in Nevada) may be deducted from a Participant's Account on or after the time the tax is payable by Security First Life. Until further notice, Security First Life currently absorbs these charges.

5. NEITHER THE TABLE NOR THE EXAMPLES ARE REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION


    The following table sets forth condensed financial information on accumulation units respecting Contracts issued under this prospectus through the Separate Account. This information is derived from the financial statements of the Separate Account which have been audited by Ernst & Young LLP, the Separate Account's independent auditors. No Accumulation Units for Series T (Growth Stock
Fund) had been issued as of December 31, 1997. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.


                                                   Twelve Months   Five Months   Twelve Months   Twelve Months   Twelve Months
                                    Period Ended       Ended          Ended          Ended           Ended           Ended
                                      7/31/92         7/31/93       12/31/93       12/31/94        12/31/95        12/31/96
                                    ------------   -------------   -----------   -------------   -------------   -------------
Series B Bond Series
  Beg. AUV $ (11/27/91)...........       5.00            5.34           7.66            7.78            7.42            8.55
  End. AUV $......................       5.34            7.66           7.78            7.42            8.55            8.68
  End. No. Non-Qualified AUs......                                        36              19              33              46
  End. No. Qualified AUs..........      4,339          16,762         25,717          42,525          64,141         139,070
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV $ (10/22/91)...........       5.00            5.63           8.27            8.70            8.85           11.46
  End. AUV $......................       5.63            8.27           8.70            8.85           11.46           13.77
  End. No. Non-Qualified AUs......                                         3              17             108             722
  End. No. Qualified AUs..........     43,927         133,858        183,603         328,780         567,174       1,273,509
Series FA (Asset Manager
  Portfolio)
  Beg. AUV $ (5/13/93)............                       5.00           5.15            5.62            5.21            6.02
  End. AUV $......................                       5.15           5.62            5.21            6.02            6.81
  End. No. Non-Qualified AUs......                                                    22,279          36,999          41,728
  End. No. Qualified AUs..........                     38,782        258,061       2,494,047       4,145,919       5,422,386
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93)............                       5.00           5.06            5.40            5.33            7.13
  End. AUV $......................                       5.06           5.40            5.33            7.13            8.08
  End. No. Non-Qualified AUs......                                                     7,202           8,786          11,442
  End. No. Qualified AUs..........                      5,573        110,644       1,195,256       2,750,127       4,992,011
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93)............                       5.00           4.97            5.20            5.19            7.04
  End. AUV $......................                       4.97           5.20            5.19            7.04            8.54
  End. No. Non-Qualified AUs......                         --             --              --             169           1,755
  End. No. Qualified AUs..........                       5.93         13,988          82,152         416,388       1,542,041
Series FM (Money Market Portfolio)
  Beg. AUV $ (11/12/93)...........                                      5.00            5.01            5.16            5.40
  End. AUV $......................                                      5.01            5.16            5.40            5.62
  End. No. Non-Qualified AUs......                                                     9,114           6,823           6,854
  End. No. Qualified AUs..........                                     2,080          58,578         233,160         404,761
  Yield...........................                                      1.95%           4.45%           3.95%           3.98%
Series FO (Overseas Portfolio)
  Beg. AUV $ (11/17/94)...........                                                      5.33            5.67            6.14
  End. AUV $......................                                                      5.67            6.14            6.86
  End. No. Qualified AUs..........                                                       114           1,721          15,303
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95)............                                                                      5.00            6.29
  End. AUV $......................                                                                      6.29            7.54
  End. No. Non-Qualified AUs......                                                                       149           2,230
  End. No. Qualified AUs..........                                                                   691,504       3,024,385
Series SI (International
  Portfolio)
  Beg. AUV $ (5/22/95)............                                                                      5.00            5.84
  End. AUV $......................                                                                      5.84            6.62
  End. No. Non-Qualified AUs......                                                                    65,505             105
  End. No. Qualified AUs..........                                                                   691,505         284,172
Series AS (Small Capitalization
  Portfolio)
  Beg. AUV $ (5/22/95)............                                                                      5.00            6.54
  End. AUV $......................                                                                      6.54            6.73
  End. No. Non-Qualified AUs......                                                                       858           1,677
  End. No. Qualified AUs..........                                                                   457,442       1,971,488
------------------------------------------------------------------------------------------------------------------------------
AUV -- Accumulation Unit Value
AUs -- Accumulation Units

                                    Twelve Months
                                        Ended
                                      12/31/97
                                    -------------
Series B Bond Series
  Beg. AUV $ (11/27/91)...........         8.68
  End. AUV $......................         9.35
  End. No. Non-Qualified AUs......           46
  End. No. Qualified AUs..........      215,701
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV $ (10/22/91)...........        13.77
  End. AUV $......................        17.29
  End. No. Non-Qualified AUs......        1,640
  End. No. Qualified AUs..........    2,891,777
Series FA (Asset Manager
  Portfolio)
  Beg. AUV $ (5/13/93)............         6.81
  End. AUV $......................         8.12
  End. No. Non-Qualified AUs......       52,224
  End. No. Qualified AUs..........    6,786,280
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93)............         8.08
  End. AUV $......................         9.85
  End. No. Non-Qualified AUs......       15,127
  End. No. Qualified AUs..........    6,599,538
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93)............         8.54
  End. AUV $......................        11.19
  End. No. Non-Qualified AUs......        4,066
  End. No. Qualified AUs..........    3,573,028
Series FM (Money Market Portfolio)
  Beg. AUV $ (11/12/93)...........         5.62
  End. AUV $......................         5.85
  End. No. Non-Qualified AUs......       10,860
  End. No. Qualified AUs..........      641,340
  Yield...........................         4.79%
Series FO (Overseas Portfolio)
  Beg. AUV $ (11/17/94)...........         6.86
  End. AUV $......................         7.56
  End. No. Qualified AUs..........       35,006
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95)............         7.54
  End. AUV $......................         9.24
  End. No. Non-Qualified AUs......        4,508
  End. No. Qualified AUs..........    6,113,904
Series SI (International
  Portfolio)
  Beg. AUV $ (5/22/95)............         6.62
  End. AUV $......................         7.13
  End. No. Non-Qualified AUs......           --
  End. No. Qualified AUs..........      698,529
Series AS (Small Capitalization
  Portfolio)
  Beg. AUV $ (5/22/95)............         6.73
  End. AUV $......................         7.40
  End. No. Non-Qualified AUs......        2,905
  End. No. Qualified AUs..........    3,414,911
---------------------------------------------------------------
AUV -- Accumulation Unit Value
AUs -- Accumulation Units

                            PERFORMANCE INFORMATION

    Security First Life may, from time to time, advertise the yield and effective yield of the Series invested in the Money Market Portfolio of the Separate Account and the average annual total returns for the other Series in the Separate Account. Yields and average annual total returns are determined in accordance with the methods of computation set forth by the SEC in the Form N-4 Registration Statement and are more particularly described in the Statement of Additional Information. Yields are expressed for a seven day period, and average annual total returns are expressed for at least one, five and ten year periods (or from inception if shorter).

    The yields of the Money Market Portfolio are determined based upon the change in the value of an outstanding unit in the Separate Account over a seven day period and annualizing the result. Both yield figures are based on historical earnings and are not intended to indicate future performance. The computation takes into account recurring deductions from account values, but no deduction is made for transaction or surrender charges which may apply upon a full or partial surrender. These charges are described in "Sales Charges," page 14 and "Transaction Charges," page 15. In the event of a surrender of the Contract, the imposition of surrender and transaction charges will have the effect of reducing the yield earned over the period of ownership.

    The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

                             FINANCIAL INFORMATION

    Financial statements of Security First Life and of the Separate Account are contained in the Statement of Additional Information.

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
                       THE SEPARATE ACCOUNT AND THE FUNDS

THE INSURANCE COMPANY


    Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). Security First Group, Inc. ("SFG"), the parent of Security First Life, is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company. MetLife, with assets of $167 billion at June 30, 1997, is the second largest life insurance company in the United States in terms of total assets. As a mutual life insurance company, MetLife has no shareholders. Security First Life is authorized to transact the business of life insurance, including annuities. Security First Life presently is licensed to do business in 49 states and the District of Columbia.


THE GENERAL ACCOUNT

    The General Account is made up of all of the assets of Security First Life, other than those in the Separate Account and any other segregated asset account. The Participant may allocate amounts to the General Account at the time of purchase or by subsequent transfers from the Separate Account. Amounts allocated to the General Account will be credited with interest on the basis of interest rates guaranteed or declared by Security First Life under the terms of the Contract. Instead of the Participant bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, Security First Life bears the full investment risk for amounts in the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Participants are referred to the terms of the Contract itself for more information concerning the General Account provisions.

THE SEPARATE ACCOUNT

    The Separate Account was established by Security First Life on May 29, 1980, in accordance with the provisions of the Delaware Insurance Code. It is registered with the SEC as a unit investment trust under the 1940 Act. Registration with the SEC does not involve supervision by the Commission of the management or investment practices or policies of the Separate Account or Security First Life.

    The Separate Account and each Series therein are administered and accounted for as part of the general business of Security First Life, but the income and realized capital gains or losses of each Series are credited to or charged against the assets held for that Series in accordance with the terms of the Contracts. This is done without regard to the income, realized capital gains or losses of any other Series or the experience of Security First Life in any other business it may conduct. The assets of each of these Series are not chargeable with the liabilities of any other Series, or arising out of any other business Security First Life may conduct.

    All obligations under the Contracts, including the guarantee to make Annuity payments, are general corporate obligations of Security First Life, and all of Security First Life's assets are available to meet its expenses and obligations under the Contracts. However, while Security First Life is obligated to make the Variable Annuity payments under the Contracts, the amount of such payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. (See "Level Payments Varying Annually," page 19.)

    The Funds consist of (i) the Money Market Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund, (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II, (iii) the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust, (iv) the International Portfolio of the Scudder Variable Life Investment Fund, (v) the Small Capitalization Portfolio of The Alger American Fund, and (vi) the T. Rowe Price Growth Stock Fund (available only for plans that qualify under Sections 401 or 457 of the Code). The shares of each Fund are purchased, without sales charge, for the corresponding Separate Account Series at the net asset value per share next determined by each Fund following receipt of the applicable payment. Any dividend or capital gain distributions received from a Fund are reinvested in Fund shares which are retained as assets of the applicable Series. Fund shares will be redeemed without fee to the Series to the extent necessary for Security First Life to make Annuity or other payments under the Contracts.

    If shares of any Fund should no longer be available for investment by a Series or if in the judgment of Security First Life's management further investment in shares of any Fund should become inappropriate in view of the purposes of the Contracts, Security First Life may substitute for each Fund share already purchased, and apply future Purchase Payments under the Contracts to the purchase of shares of another Fund or other securities. No substitution of securities of any Series may take place, however, without notice to Participants and the prior approval of the SEC.

THE FUNDS

    Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investments or investment policies of the Funds. There can be no assurance that the investment objectives of the Funds will be achieved. The investment objectives of the Funds are set forth below.

    Variable Insurance Products Fund and Variable Insurance Products Fund II are Massachusetts business trusts. Each is divided into separate portfolios. The following portfolios are available under the Contracts:

    Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

    Growth Portfolio seeks to achieve capital appreciation normally through the purchase of common stocks (although the portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

    Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

    Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term, fixed income instruments.

    Contrafund Portfolio seeks capital appreciation by investing in companies that the investment adviser believes to be undervalued due to an overly pessimistic appraisal by the public.

    Index 500 Portfolio seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

    FMR is the investment adviser to each of the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II.

    The Security First Trust is a Massachusetts business trust which presently has four series, two of which are available under the Contracts:

    Bond Series seeks to achieve the highest investment income over the long term consistent with the preservation of principal through investment primarily in marketable debt instruments. Growth of principal and income will also be objectives with respect to up to 10% of the Bond Series' assets that may be invested in common and preferred stocks.

    T. Rowe Price Growth and Income Series seeks capital growth and a reasonable level of current income. While this series will generally invest in common stocks and other equities, it may, depending on economic conditions, reduce such investments and substitute fixed income instruments.


    Security First Investment Management Corporation ("Security Management") provides investment advisory, administrative and management services to the two Funds. N&B serves as sub-advisor to Security Management for the Bond Series, and Price Associates serves as sub-adviser to the T. Rowe Price Growth and Income Series.


    Scudder Variable Life Investment Fund is a Massachusetts business trust which is divided into separate Portfolios. The following Portfolio is available under the Contracts.

    International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Portfolio does not intend to concentrate investments in any particular industry.

    The investment adviser of the Scudder Variable Life Investment Fund is Scudder.

    The Alger American Fund is a Massachusetts business trust which has a number of portfolios, one of which is available under the Contracts.

    Small Capitalization Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies within the range of companies included in the Russell 2000 Growth Index. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio.

    The investment adviser of The Alger American Fund is Alger Management.

    T. Rowe Price Growth Stock Fund. The investment objective of the T. Rowe Price Growth Stock Fund, Inc. is long-term growth of capital and increasing dividend income through investment primarily in common stocks of well-established growth companies.

    T. Rowe Price Associates is the investment adviser to the Growth Stock Fund.

    Funds are available to registered separate accounts offering variable annuity and variable life products of participating insurance companies and entities permitted under Section 817(h) of the Code (except for the T. Rowe Price Growth Stock Fund). Although it is not anticipated that any disadvantage will result, there is a possibility that a material conflict may arise between the interest of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other companies, or some other reason. In the event of a conflict, the Separate Account will take any steps necessary to protect Owners and variable annuity payees, which may include withdrawal of amounts invested in the Fund by the Separate Account.

    The rights of Participants or Beneficiaries to instruct Security First Life on voting shares of the Funds are described under "Voting Rights," page 23.

    Detailed information about the Funds, their investment objectives, investment portfolios and the charges may be found in the prospectuses of the Funds. An investor should carefully read the Funds' prospectuses before investing. Prospectuses for the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Security First Trust, the Scudder Variable Life Investment Fund, The Alger American Fund and the T. Rowe Price Growth Stock Fund accompany this prospectus. Additional copies may be obtained without charge by written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009.

                             PRINCIPAL UNDERWRITER

    Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is a Delaware corporation and a subsidiary of SFG.

                                SERVICING AGENT

    Security First Life receives certain administrative services such as office space, supplies, utilities, office equipment, travel expenses and periodic reports pursuant to an agreement with SFG.

                             CUSTODY OF SECURITIES

    The custodian of assets of the Separate Account is Security First Life. The assets of each Series will be kept physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

                                CONTRACT CHARGES

    Security First Life represents that the charges deducted under the Contract, described below, are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.

    Charges under the Contract are assessed for the following: (i) premium taxes; (ii) surrenders and distribution expense charges, which may be deemed to be sales charges; (iii) administrative charges; (iv) certain transactions; and
(v) assumption of mortality and administrative expense risks with respect to the Separate Account. These charges may not be changed under the Contract, and Security First Life may profit from the surrender, distribution expense and risk charges.

    A Participant should note that there are deductions from and expenses paid out of the assets of the Funds that are described in the Funds' prospectuses.

PREMIUM TAXES

    Certain state and governmental entities impose a premium tax of up to 2.35% (Nevada charges 3.5%) of Purchase Payments on amounts applied to an Annuity option. The Contract permits Security First Life to deduct any applicable premium taxes from the Participant's Account on or after the time the tax is payable by Security First Life. Until further notice, such premium taxes will be absorbed by Security First Life and will not be charged against a Participant's Account.

SALES CHARGES

    No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed upon a partial or full surrender of the Participant's Account. The surrender charge covers expenses relating to the sale of the Contract, including commissions paid to sales personnel and other promotional costs.

    The surrender charge is a charge based upon the amount surrendered and applies to amounts attributable to purchase payments made within 60 months of the date of surrender. The charge amounts to:

   7% with respect to amounts surrendered attributable to Purchase Payments received within 60 months of the date of surrender; and 0% with respect to amounts surrendered attributable to Purchase Payments received more than 60 months prior to the date of the surrender.

    In no event will surrender charges exceed an amount equal to 9% of Purchase Payments. Purchase Payments will be surrendered on a first-in, first-out basis.

    These charges are applied by reducing the Series from which the surrender will be taken by an amount determined by dividing the amount elected to be surrendered, plus the transaction charge described below, by a factor derived from the above percentage charges. This factor is equivalent to (a) - (b) where
(a) is 1 and (b) is the percentage charge expressed as a decimal. Accumulation Units are cancelled on a first-in, first-out basis.

    In contracts issued to Participants in Section 403(b) plans, the Company will not deduct any percentage surrender charge after nine full calendar years have elapsed since the Participants' Certificate Date. Further, in the first surrender in each calendar year, a Participant in a Section 403(b) plan may surrender up to 10% of the value of the Participants' interest in the Separate Account without deduction of a percentage surrender charge. In such cases, the "amount surrendered" is construed to be the amount requested from the Separate Account, less 10% of the Participant's interest in the Separate Account.

    In the event of a partial surrender, the Participant will receive a check in the amount requested. Surrender charges, if any, will be deducted from the Series from which the partial surrender was taken, or proportionally from the remaining Series in the event that the Series is fully surrendered. Deductions from the Participant's interest in the General Account, if any, will be from Purchase Payments and accumulations thereon on a first-in, first-out basis.

    Surrender charges will be waived on a lump sum withdrawal if the Owner is confined to a hospital for a minimum of 30 consecutive days or a skilled nursing home for a minimum of 90 consecutive days and the withdrawal is requested within 60 days after termination of confinement. Surrender charges will be eliminated when the Contracts are issued to officers, directors or full-time employees of Security First Life or its affiliates. Contracts so purchased are purchased for investment purposes only.

ADMINISTRATIVE FEES

    At the end of each Certificate Year Security First Life will deduct an administrative fee. This fee will not exceed $21.50 plus $2.50 for each Series for which there are Accumulation Units included in the value of the Participant's Account. Therefore, the maximum fee on an annual basis will not exceed $41.50. The fee will be prorated between Series in the Participant's Account on the basis of their respective values on the date of the deduction. Administrative expenses include the cost of policy issuance, salaries, postage, telephone, travel expenses, legal, administrative, actuarial, management and accounting fees, periodic reports, office equipment, stationery, office space and custodial expenses. Effective as of March 8, 1993, the administrative fee will be waived for any policy year during which the participant contributes purchase payments of $2,000 or more or has an aggregate account value at the end of the policy year of $10,000 or more.

TRANSACTION CHARGES

    A $10 transaction charge will be deducted from the Participant's Account for each transfer from a Series (See "Transfers," page 16) and upon annuitization of all or a portion of the Participant's Account (see "Annuity Benefits," page 19). Similarly, in the event of a full or partial surrender, a transaction charge will be deducted from the Participant's Account in an amount equal to the lesser of $10 or 2% of the amount surrendered. These charges are at cost, and Security First Life does not anticipate profiting from them. Effective as of March 8, 1993, transaction charges for transfers from one series of the Separate Account to another series of the Separate Account will be waived.

MORTALITY AND EXPENSE RISK CHARGE

    The minimum death benefit provided for by the Contract requires Security First Life to assume a mortality risk that the Participant's Account will be less than the Participant's Purchase Payments adjusted for prior surrenders and/or amounts applied to Annuity options. (See "Death Benefit Before the Annuity Date," page 21.) Further, because the Contract provides life Annuity options, Security First Life assumes a mortality risk that the death rate of Participants as a group will be lower than the death rate upon which the mortality table specified in the Contract is based. In addition, Security First Life assumes the risk that the amount, if any, deducted for administrative fees will be insufficient to cover its actual costs for administrative services. Contract administration expenses include the cost of policy issuance, salaries, rent, postage, travel expenses, legal, administrative, actuarial and accounting fees, periodic reports, office equipment, stationery, office space and custodial expenses. There is no assurance that the margins will be sufficient to absorb the expenses during the term of the Contract. As compensation for assuming these risks, Security First Life will make a deduction of .003425% on a daily basis (1.25% per year) from the value of the Separate Account assets funding the Contract.

DISTRIBUTION EXPENSE CHARGE (SALES LOAD)

    Security First Life also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include commissions, fees, registration costs, direct and indirect selling expenses including advertising, sales materials, illustrations, marketing personnel, printing and related overhead expenses. As compensation for assuming this risk, Security First Life will make a deduction of .000274% on a daily basis (.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described on page 14 above, will never exceed 9% of purchase payments.

    If Security First Life has gains from the mortality and expense risk charge and distribution expense charges over its costs of assuming these risks, it may profit from these gains. Any gains derived from the mortality and administrative expense risk charges may be used to cover shortfalls in amounts available to pay distribution expenses.

    Security First Life may, in its discretion, voluntarily waive a portion of the mortality, administrative expense, and/or distribution risk fees, which waiver may be terminated at any time.

FREE LOOK PERIOD

    The Contract provides for an initial "Free Look" period. The Owner has the right to return the Contract within 20 days (or such longer period as required by state law) after the Owner receives the Contract by delivering or mailing it to Security First Life at its administrative office. If the Contract is mailed, it will be deemed mailed on the date of the postmark or, if sent by certified or registered mail, the date of certification or registration. The returned Contract will be treated as if the Company never issued it, and the Company will refund the Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value.

DEFERRED COMPENSATION PLANS

    With respect to certain Contracts issued to fund deferred compensation plans qualifying under Section 457 of the Code for state and local government employees, Security First Life may agree to reduce or waive the administrative fees, transaction charges and the distribution expense fee. In addition, deductions for sales charges may be reduced or waived in the event of a surrender under the plan resulting from a Participant's death, disability, retirement, termination of employment, financial hardship or transfer to another investment provider.

                          DESCRIPTION OF THE CONTRACTS

GENERAL

    The Contracts (designated Form 226R1) are group contracts designed to provide annuity benefits to employees of public school systems, churches and certain tax-exempt organizations as tax deferred annuity contracts under the provisions of Section 403(b) of the Code, to employees covered under various types of employer deferred compensation plans which qualify under the provisions of Section 457 of the Code, to trusts under retirement plans which qualify under
Section 401 of the Code and to individuals as individual retirement annuities under Section 408 of the Code. (See "Federal Income Tax Status," page 22.) Since the Contracts are designed to fulfill long-term financial needs, purchasers should not consider them as short-term or temporary investments.

    A group Contract is issued to an employer, to a trustee of a qualified corporate retirement plan, or to another organization, which will be the Owner, covering all present and future Participants. Except as described below, after completing an enrollment form and arranging for Purchase Payments to begin, each enrolled Participant receives a Certificate that summarizes the provisions of the group Contract and evidences his or her participation in the Plan. The group Contracts described below may be restricted by the governing instrument of the Plan as to the exercise by the Participant of certain rights provided in such Contracts. Owners and Participants should refer to the Plan for information concerning such restrictions, if any. No Certificates are issued to Participants under deferred compensation or qualified corporate retirement Plans.

PURCHASE PAYMENTS

    Purchase Payments may be on an annual, semi-annual, quarterly, or monthly basis, or at such intervals as may be agreed to by Security First Life. The frequency of Purchase Payments may be changed if permitted by the Plan. The minimum Purchase Payment is $20, with an annual minimum of $240. Purchase Payments may be allocated to the Separate Account, the General Account or between them in accordance with the election of the Participant. Confirmation of each Purchase Payment received will be sent periodically to the Participant.

TRANSFERS

    Accumulation Units may be transferred among the Series of the Separate Account or from the Separate Account to the General Account at any time. In addition, amounts accumulated in the General Account may be transferred to the Separate Account subject to the following limitations: (i) transfers are limited to once per Certificate year; (ii) unless otherwise permitted by Security First Life, the total value transferred from the General Account during any Certificate Year may not exceed 20% of the accumulated value of the Participant's interest in the General Account and (iii) the amount transferred will be based upon accumulated value less transaction fees, and proportional reduction will be made in the annuity value of the Participant's interest in the General Account.

    Transfer instructions may be communicated in writing or, if permitted by Security First Life, by telephone. If telephone transfers of Accumulation Units are permitted, the Participant will be required to complete a prior authorization on a form provided by Security First Life. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine (including requiring one or more forms of personal identification), and Security First Life will not be liable for following instructions it reasonably believes to be genuine.

    Accumulation Units will be transferred on the first Valuation Date after receipt of written or telephone instructions. Because Accumulation Unit values are determined at the close of the New York Stock Exchange (currently 4:00 P.M. Eastern Time) on a Valuation Date, conversion instructions received after that time will be effected as of the next Valuation Date.

    Annuity Units may be transferred among the Series of the Separate Account at any time (except within two calendar weeks before the Annuity Date and any anniversary thereof). Annuity Units may not be transferred to the General Account. However, amounts in the General Account that have not been applied to a Fixed Annuity income option may be transferred to Annuity Units in one or more Series of the Separate Account for a Variable Annuity payout. Transfers of Annuity Units must be elected in writing and will be effective on the first Valuation Date following receipt of the instructions.

    A minimum of $500 (or, if lesser, the balance of the Participant's account allocated to the Series to be transferred) is required to transfer from any Series of the Separate Account or from the General Account. The value of Accumulation and Annuity Units transferred will be calculated as of the close of business on the date the transfer occurs.

LOANS (SECTION 403(b) PLANS ONLY)

    Participants in Plans which qualify under Section 403(b) may obtain a loan under the Contract from that portion of the Participant's Account which is allocated to the General Account. Accumulation Units in the Separate Account will be taken into account in determining the maximum amount of any loan, and the Participant would be permitted to transfer Accumulation Units from the Separate Account to the General Account prior to any loan. The Participant's Account will serve as sole security for a loan, and Security First Life may terminate a loan, in its discretion, in the event of a request for a surrender. Loan proceeds may be considered a "distribution" for tax purposes. (See "Federal Income Tax Status," page 22.) Security First Life may modify or terminate the granting of loans at any time, provided that any such modification or termination will not affect outstanding loans. Fees may be charged for loan set-up and administration. The loan set-up fee is currently $50.00, and would be deducted from the loan proceeds. There currently is no fee for administering the loans.

MODIFICATION OF THE CONTRACTS

    The Contract guarantees that Annuity payments involving life contingencies will be based on the minimum guaranteed Annuity purchase rates incorporated in the Contracts, regardless of actual mortality experience. The Contract also includes provisions legally binding on Security First Life with respect to surrenders, death benefits and maximum charges, fees and deductions from a Participant's Account. Security First Life may only change these provisions to the extent permitted by the Contract: (i) with respect to terms which apply to Participants enrolling after the effective date of the change; (ii) with respect to terms which apply to the excess of any Purchase Payments received in any Certificate Year over the Purchase Payments received in the first Certificate year for Certificates issued before the effective date of the change; or (iii) to the extent necessary to conform the Contract to any federal or state law, regulation or ruling.

    A Contract may also be modified by written agreement between Security First Life and the Owner. No such change may affect a Participant's Account where his or her interest is nonforfeitable, without the written consent of that Participant.

ASSIGNMENT

    If permitted by the Plan, the Contracts may be assigned by the Participant provided written notice of such assignment is received by Security First Life. In the case of Contracts issued in connection with a deferred compensation plan, all rights, discretion and powers under the Contract are vested in the Owner and not the Participant.

    Inquiries as to any Contract provisions should be made in writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1-800-283-4536.

                              ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

    Accumulation Units are credited to a Series upon receipt of each Purchase Payment or conversion, as the case may be. The number of Accumulation Units to be credited is determined by dividing the net amount allocated to a Series by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

    In the event that an application for a Contract fails to recite all of the necessary information, Security First Life will promptly request that the Participant furnish further instructions and will hold any initial Purchase Payment in a suspense account, without interest, for a period not exceeding five Business Days pending receipt of such information. If the necessary information is not received by Security First Life within five Business Days of receipt of the application, Security First Life will return the initial Purchase Payment.

VALUATION OF ACCUMULATION UNITS

    The current value of Accumulation Units of a Series of the Separate Account varies with the investment experience of the Fund in which the assets of the Series are invested. Such value is determined each business day at the close of the New York Stock Exchange (currently 4:00 P.M. Eastern Time) by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. (See "Net Investment Factor," below.) The Participant bears the investment risk that the current value of Accumulation Units invested in a Series may at any time be less than the amounts originally allocated to the Series.

NET INVESTMENT FACTOR

    The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and administrative expense risk charges, and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than one, depending upon the Fund's investment performance.

SURRENDERS

    To the extent permitted by the Plan, a Participant may surrender all or a portion of the Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to the participant including current taxation of the distribution and a penalty tax on a premature distribution. (See "Federal Income Tax Status," page 22). The Participant should consult his or her tax adviser before requesting a surrender.

    The cash value of a Participant's interest in the Separate Account prior to the Annuity Date may be determined at any time by multiplying the number of Accumulation Units for each Separate Account Series credited to the Contract by the current value of an Accumulation Unit in the Series and subtracting the surrender charges, if any, and the transaction charges. Upon receipt of a written request for a full or partial surrender, Security First Life will calculate the surrender using the value of Accumulation Units computed after receipt of such request.

    A request for a partial surrender from more than one Series must specify the allocation of the partial surrender among the Series. No partial surrender may be made that would cause a Participant's interest in any Series to have a value after the surrender of less than $200.

    Payment of any amount surrendered from the Series will be made within seven days of the date the written request is received by Security First Life. Surrenders may be suspended when: (i) the New York Stock Exchange is closed for other than customary weekends or holidays; (ii) trading on such exchange is restricted or an emergency exists as determined by the SEC, making disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable; or (iii) the SEC has by order permitted such suspension.

STATEMENT OF ACCOUNT

    Prior to the Annuity Date, each Participant will be provided with a written statement of account each calendar quarter in which a transaction occurs. In no event will a statement of account be provided less often than once annually. The statement of account will show all transactions for the period being reported. It will also show the number of

Accumulation Units of each Series in the Participant's Account, the current Accumulation Unit value for each Series, and the value of the Participant's Account as of the end of the reporting period.

    Although care is taken to ensure the accuracy of allocations and transfers to and within the Separate Account, the possibility of an error still exists. Owners are asked to review their statements and confirmations of transactions carefully and to promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in the statements will be considered final at the end of 60 days from the date of the statement.

                                ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

    Unless otherwise elected by the Participant, the Participant's interest in the Separate Account will be applied to provide a Variable Annuity. The dollar amount of the Variable Annuity payments will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge provided for under the Contract.

LEVEL PAYMENTS VARYING ANNUALLY

    Under the Contract, Variable Annuity payments are determined annually rather than monthly so that Annuity payments, uniform in amount, are made monthly during each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. Thus, amounts of the Annuity payments vary with the investment performance of the Series from year to year rather than from month to month.

    The monthly Variable Annuity payments for the first year will be determined on the last Valuation Date of the second calendar week preceding the Annuity Date by using a formula described in the Contract. On each anniversary of the Annuity Date, Security First Life will determine the amount of monthly payments for the year then beginning. This is determined by multiplying the number of Annuity Units in each Series from which payments are to be made by the Annuity Unit value of that Series for the Valuation Period in which the first payment for that year is due.

    The amount of the year's Variable Annuity payments is transferred to the General Account at the beginning of the Annuity year. Although an amount in the Separate Account is credited to an Annuitant and transferred to the General Account to make Annuity payments, it should not be inferred that the Annuitant has any property rights in this amount. The Annuitant has only a contractual right to Annuity payments from the amount credited to him or her in the Separate Account.

    The monthly Annuity payments are made from the General Account with interest credited using the Assumed Investment Return of 4.25% or the alternative Assumed Investment Return selected by the Participant. Security First Life will experience profit or loss on the amounts placed in the General Account to provide level monthly payments during the year to the extent that net investment income and gains in the General Account exceed or are lower than the Assumed Investment Return selected.

    Because Annuity payments for the year are set at the beginning of the year, the Annuitant will not benefit from increases in Annuity Unit values during the year. However, such increases and decreases will be reflected in the calculation of Annuity payments for the subsequent year.

ASSUMED INVESTMENT RETURN

    Variable Annuity payments will vary from payments based on the Assumed Investment Return if the actual investment experience of the Series is better or worse than the Assumed Investment Return. The choice of the Assumed Investment Return can affect the level of Annuity payments from year to year. Over a period of time, if the Separate Account achieves a net investment result equal to the Assumed Investment Return applicable to a particular option, the amount of the Annuity payments would be level. However, if the Separate Account achieves a net investment result greater than the Assumed Investment Return, the amount of annuity payments would increase in value each year. Similarly, if the Separate Account achieves a net investment result smaller than the Assumed Investment Return, the amount of the Annuity payments would decrease each year.

    Although a higher initial payment would be received under a higher Assumed Investment Return, there is a point in time after which payments under a lower Assumed Investment Return would be greater, assuming payments continue through that point in time. The effect of a higher or lower Assumed Investment Return can be summarized as follows: a higher Assumed Investment Return will result in a larger initial payment but more slowly rising or more rapidly falling subsequent payments than a lower Assumed Investment Return.

    Unless otherwise elected the Assumed Investment Return will be 4.25% per annum. To the extent permitted by state law and regulations, Security First Life will permit an election of an Assumed Investment Return of 3.50%, 5% or 6%. It should not be inferred, however, that such returns will bear any relationship to the actual net investment experience of the Series.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

    The Annuity Date and the form of Annuity payment are elected by the Participant. Unless an earlier date is elected in accordance with the Plan, Annuity payments must begin on the Normal Annuity Date.

    To the extent not prohibited by the Plan, an optional Annuity Date may be elected, which date may be the first day of any month prior to the Normal Annuity Date. The election must be made at least 31 days before the optional Annuity Date.

    The normal form of Annuity payment under the Contract is Option 2, a life Annuity, with 120 monthly payments certain. Unless indicated otherwise, Option 2 will be applied automatically. Changes in the optional form of Annuity payment may be made at any time up to 31 days prior to the date on which Annuity payments are to begin. Options 1 through 4 may be elected as either Variable Annuities or Fixed Annuities, while Option 5 may be elected only as a Fixed Annuity. The first year's Annuity payments described in Option 1 through 4 are determined on the basis of: (i) the mortality table specified in the Contract,
(ii) the age and, where permitted, the sex of the Annuitant, (iii) the type of Annuity payment option(s) selected, and (iv) the Assumed Investment Return selected. Fixed Annuity payments described in Option 5 are determined on the basis of: (i) the number of years in the payment period and (ii) the interest rate guaranteed with respect to the option.

    The United States Supreme Court in its decision entitled Arizona Governing Committee for Tax Deferred Annuity and Deferred Compensation Plans v. Norris determined that an employer subject to Title VII of the Civil Rights Act of 1964 may not offer to its employees the option of receiving retirement benefits calculated on the basis of sex. The Company will issue contracts that comply with the Norris decision and state law.

OPTION 1 -- LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual, ceasing with the last payment due prior to the death of the individual. This option offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or of death benefits for Beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments not less than 120, 180 or 240 months, as elected. If at the death of the individual the specified number of payments have not been made, Annuity payments will be continued during the remainder of such period to the designated Beneficiary.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments equal to the amount applied under this option divided by the first monthly payment. Any payments made to the designated Beneficiary after the death of the individual will stop when the Company has paid out a total number of payments equal to the minimum number of payments.

OPTION 4 -- JOINT AND FULL TO SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of two individuals and thereafter during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

OPTION 5 -- DESIGNATED PERIOD ANNUITY -- FIXED DOLLAR ONLY

    A fixed dollar Annuity payable monthly for a specified number of years from 5 to 30. The amount of each payment will be based on an interest rate determined by Security First Life, that will not be less than 4% per annum. Fixed Annuity payments under this option may not be commuted to a lump sum, except as provided under "Death Benefits."

FREQUENCY OF PAYMENT

    At the election of the Payee, payments under any option may be made annually, semi-annually, quarterly or monthly. If at any time any payments to be made to any payee from any Series are or become less than $50 each, Security First Life shall have the right to decrease the frequency of payments to such interval as will result in a payment of at least $50.

ANNUITY UNIT VALUES

    The value of an Annuity Unit at a Valuation Date is determined by multiplying the value of the Annuity Unit at the preceding Valuation Date by an "Annuity Change Factor." The Annuity Change Factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of the Accumulation Unit at the Valuation Date by the value of the Accumulation Unit at the preceding Valuation Date and multiplying the result by a neutralization factor.

    The neutralization factor is determined by dividing 1 by the weekly equivalent of the Assumed Investment Return previously selected by the Annuitant. For example, the neutralization factor for the Assumed Investment Return of 4.25% is 0.9991999.

    The number of Annuity Units for a Series is determined by dividing the monthly Annuity payment for the first year by that Series' Annuity Unit value on the same date as the first year's Annuity payments are calculated. The number of Annuity Units thus determined will not change throughout the annuity payment period unless the Participant transfers Annuity Units to or from other Series of the Separate Account.

                                 DEATH BENEFITS

DEATH BENEFIT BEFORE THE ANNUITY DATE

    If the Participant dies before the Annuity Date, the Participant's Account will be applied in accordance with the terms set forth below.

    For Contracts issued other than in connection with a Plan that qualifies under Sections 401, 403(b), 408 or 457 of the Code, the following provisions apply:

    1. The Beneficiary may elect to receive a lump sum settlement, or to receive Annuity income under Annuity options 1, 2 or 5. (See "Election of Annuity Date and Form of Annuity," page 20). The lump sum settlement must be made within five years of the Participant's death. Annuity payments must begin within one year of the Participant's death, and the period of payments may not be longer than the Beneficiary's life expectancy as specified by the Internal Revenue Service tables.

    2. If the Beneficiary is the Participant's spouse, the spouse may delay election of an income option as described above to the later of (a) one year after the Participant's death, or (b) a date no later than the date on which the Participant would have attained age 70 1/2.

    For Contracts issued with respect to Plans that qualify under Section 401, 403(b), 408 or 457 of the Code, the following provisions apply unless otherwise provided in the Plan:

    1. If the Beneficiary is the Participant's spouse, the spouse may elect to receive Annuity options 1, 2 or 5, or to treat the Contract as his or her own. Payments under the Annuity options must begin prior to the date on which the deceased Participant would have attained age 70 1/2 and in the case of a Section 457 plan, the payout period must be less than the spouse's life expectancy.

    2. If the Beneficiary is not the Participant's spouse, the Beneficiary may elect to receive a lump sum settlement (cash value) or to receive Annuity income under Annuity options 1, 2 or 5. The lump sum settlement must be made within five years of the death of the Participant. Payments under the Annuity Options must begin within one year of the Participant's death and the period of payments may not be longer than the Beneficiary's life expectancy as specified by the Internal Revenue Service tables.

    If a Participant who has not attained age 65 dies before the Annuity Date, the amount of any lump sum settlement will be the greater of the Participant's Account less transaction fees or the total of the Participant's Purchase Payments reduced by any Purchase Payments previously surrendered or applied to Annuity income. If a Participant who has attained age 65 dies before the Annuity Date, only the cash value will be paid as a death benefit.

DEATH BENEFIT AFTER THE ANNUITY DATE

    Unless otherwise provided in this Plan, if the Annuitant under a Contract dies on or after the Annuity Date, the remaining portion of his or her interest will be distributed to the Beneficiary at least as rapidly as under the method of distribution being used at the date of Annuitant's death. If no designated Beneficiary survives the Annuitant, the present value of any remaining payments certain on the date of the death of the Annuitant, calculated on the basis of the Assumed Investment Return previously elected, may be paid in one sum to the estate of the Annuitant unless other provisions have been made and approved by Security First Life. This value is calculated as of the date of payment following receipt of due proof of death.

    Unless otherwise restricted, a Beneficiary receiving variable payments under Options 2 or 3 after the death of an Annuitant may elect at any time to receive the present value of the remaining number of Annuity payments certain in a single payment, calculated on the basis of the Assumed Investment Return previously selected. However, such election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL INCOME TAX STATUS

    The operations of the Separate Account form part of the operations of Security First Life. Under the Code as it is now written, no federal income tax is payable by Security First Life on the investment income and capital gains of the Separate Account. Moreover, as long as the Separate Account meets the diversification requirements of Section 817(h) of the Code, of the requirements of Section 457 of the Code in the case of a Section 457 plan, no federal income tax is payable by the Participant on the investment income and capital gains under a Certificate until annuity payments commence or a full or partial withdrawal is made. It is intended that the Separate Account will continue to meet the requirements of Section 817(h) of the Code.

    Employers may deduct their contributions to self-employed and corporate pension and profit-sharing plans described in Section 401 of the Code and tax sheltered annuities described in Section 403(b) in the year when made up to the limits specified in the Code. In addition, some employer plans may permit nondeductible employee contributions.

    All distributions, with the exception of tax-free rollovers as described below or a return of permitted nondeductible employee contributions, are included in gross income. In the case of Section 401 and Section 403(b) plans and IRAs, a distribution is includible in the year it is paid. In the case of 457 plans, a distribution is includible in the year it is paid or made available. Under certain limited circumstances, a lump sum distribution from a
Section 401 plan may qualify for special 5-year or 10-year forward income averaging or long-term capital gains treatment.

    In the case of Section 401, 403(b) and 457 plans and IRAs, Annuity payments for life or a period not exceeding the life expectancy of the Participant or the Participant and a designated beneficiary must commence by April 1 of the calendar year following the later of the calendar year in which the employee attains the age of 70 1/2 or retires. Distributions under Section 401, 403(b) and 457 plans must also meet the minimum incidental death benefit requirements of the Code.

    Except as described below, the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including both 401 and 403(b) plans. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another 401 plan or 403(b) annuity, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) distributions made on or after the date on which the Participant reaches age 59 1/2; (b) distributions following the death or disability of the Participant; (c) after separation from service, distributions that are part of substantially equal periodic payments, not less frequently than annually, made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of such Participant and his or her designated beneficiary; (d) distributions to a Participant who has separated from service after attaining age 55; (e) distributions made to the Participant to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Participant for amounts paid during the taxable year for medical care; and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order.


    Similar rules apply to IRAs, but there are fewer exceptions to the 10% penalty tax. The taxable portion of an IRA distribution will not be subject to the tax penalty if: (a) it is made on or after the date on which the Participant reaches age 59 1/2; (b) it is made following the death or disability of the participant; (c) it is part of substantially equal periodic payments, not less frequently than annually, made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of such Participant and his or her designated beneficiary; or (d) it is transferred to a Roth IRA. The 10% penalty tax does not apply to Section 457 plans.

    The Code prohibits the withdrawal of amounts contributed or earned under a
Section 403(b) annuity on or after January 1, 1989, except in these circumstances: (a) the Participant attains age 59 1/2, separates from service, dies, becomes disabled, or (b) in the case of hardship as determined in accordance with applicable regulations. Withdrawals for hardship are restricted to the portion of the Participant's Account which represents contributions by the Participant and does not include any investment results. These limitations on withdrawals apply to salary reduction contributions made after December 31, 1988 and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between Section 403(b) annuities.


    Providing certain requirements of the Code are met, distributions from a plan may be rolled over tax free to another plan. Distributions from a Section 401 plan may be rolled over to a Section 401 defined contribution plan, IRA or a
Section 403(a) annuity. Distributions from a Section 403(b) tax sheltered annuity may be rolled over to another tax sheltered annuity or an IRA. Distributions from an IRA may be rolled over and subject to tax to a Roth IRA, or tax free to another IRA and, if the IRA contains only permissible rollover amounts, to a Section 401 defined contribution plan or a tax sheltered annuity.


    The discussion contained in the Prospectus regarding withdrawals and other distributions from a Participant's Account should be considered in light of the above.

WITHHOLDING

    Security First Life is required to withhold federal income tax on Annuity payments, distributions and partial and full surrenders. However, recipients of distributions are allowed to make an election not to have federal income tax withheld. After an election is made with respect to Annuity payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. Security First Life will notify the payee at least annually of his or her right to revoke the election.

    Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in a direct trustee-to-trustee transfer, no withholding will be required.

    Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is his or her social security number.

MULTIPLE CONTRACTS

    Code Section 72(e)(11) provides that multiple annuity contracts which are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences.

OBTAINING TAX ADVICE

    It should be recognized that the federal income tax information in this prospectus is not exhaustive and is for information purposes only. The discussion above does not purport to cover all situations involving the purchase of an Annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

                                 VOTING RIGHTS

    Unless otherwise restricted by the Plan, each Participant holding a Certificate will have the right to instruct Security First Life with respect to voting the Fund shares which are the assets underlying his or her interest in the Separate Account, at all regular and special shareholders meetings of the Fund. Security First Life will mail to each Participant, at his or her last known address, all periodic reports and proxy material of the applicable Fund and a form with which to give voting instructions. Fund shares as to which no timely instructions are received will be voted by Security First Life in proportion according to the instructions received from all the Participants giving timely instructions.

    Even though Annuity payments have begun, the Annuitant will continue to have any voting rights exercisable with respect to the Funds shares.

    The number of votes to cast by each person having the right to vote will be determined as of a record date within 90 days prior to the meeting of the Fund, and voting instructions will be solicited by written communication at least 10 days prior to such meeting. To be entitled to vote, a Participant or Annuitant must have been such on the record date. The number of shares as to which voting instructions may be given to Security First Life is determined by dividing the value on the record date on that portion of the Participant's Account then allocated to a Series for a Fund by the net asset value of a Fund share for that Series as of the same date.

                               LEGAL PROCEEDINGS

    Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no present or pending material legal proceedings affecting the Separate Account.

                             ADDITIONAL INFORMATION


    For further information contact Security First Life at the address and phone number on the cover of this Prospectus. A copy of the Statement of Additional Information, dated May 1, 1998, which provides more detailed information about the Contracts, may also be obtained. Set forth below is the table of contents for the Statement of Additional Information.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                              PAGE
The Insurance Company.......................................   3
The Separate Account........................................   3
Surrender Charges...........................................   4
Net Investment Factor.......................................   4
Annuity Payments............................................   4
Additional Federal Income Tax Information...................   6
Calculation of Performance Data.............................   7
Distribution of the Contracts...............................   9
Voting Rights...............................................   9
Safekeeping of Securities...................................  10
Servicing Agent.............................................  10
Independent Auditors........................................  10
Legal Matters...............................................  10
State Regulation of Security First Life.....................  10
Financial Statements........................................  11

    A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contracts offered hereby. This prospectus does not contain all the information set forth in the registration statement, to all of which reference is made for further information concerning the Separate Account, Security First Life and the Contracts offered hereby. Statements contained in this prospectus as to the contents of the Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

                                                       '33 Act File No. 33-37128

                                  STATEMENT OF

                             ADDITIONAL INFORMATION

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

        ----------------------------------------------------------------

                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

        ----------------------------------------------------------------


                      SECURITY FIRST LIFE INSURANCE COMPANY
                                   MAY 1, 1998

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Security First Life Separate Account A prospectus, dated May 1, 1998, a copy of which may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 283-4536.

                                TABLE OF CONTENTS

                                               Page

The Insurance Company                              3

The Separate Account                               3

Surrender Charges                                  4

Net Investment Factor                              4

Annuity Payments                                   4

Additional Federal Income Tax Information          6

Calculation of Performance Data                    7

Distribution of the Contracts                      9

Voting Rights                                      9

Safekeeping of Securities                         10

Servicing Agent                                   10

Independent Auditors                              10

Legal Matters                                     10

State Regulation of Security First Life           10

Financial Statements                              11

THE INSURANCE COMPANY

Security First Life Insurance Company ("Security First Life"), a Delaware corporation, is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). The common shares of SFG are held by a subsidiary of Metropolitan Life
Insurance Company, a New York mutual life insurance company.

THE SEPARATE ACCOUNT

The Security First Life Separate Account A ("Separate Account") presently funds the contracts described in the prospectuses and group variable annuity contracts on Forms SF 224FL, SF 230, SF 234, SF 236 and individual annuity contracts on Form SF 135. These individual and group variable annuity contracts are described in other prospectuses. The combination fixed and variable contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described individual and group variable annuity contacts.

Amounts transferred to the Separate Account under the Contracts are invested in the securities of eleven Funds: (i) the Money Market Portfolio, the Growth Portfolio and the Overseas Portfolio of the Variable Insurance Products Fund;
(ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II; (iii) the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust; (iv) the International Portfolio of the Scudder Variable Life Investment Fund; (v) the Small Capitalization Portfolio of The Alger American Fund; and (vi) the T. Rowe Price Growth Stock Fund [available only for plans that qualify under Sections 401 and 457 of the Internal Revenue Code of 1986 ("the Code")]. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, eleven of which are offered under the Contract: Series FM (Money Market Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FA (Asset Manager Portfolio), Series FC (Contrafund Portfolio), Series FI (Index 500 Portfolio), Series B (T. Rowe Price Bond Series), Series G (T. Rowe Price Growth and Income Series), Series SI (International Portfolio), Series AS (Small Capitalization Portfolio), and Series T (T. Rowe Price Growth Stock Fund).

SURRENDER CHARGES

Subject to the individual's retirement plan requirements, all or a portion of the Participant's account may be surrendered at any time prior to the annuity date. Unless a certificate has been in effect for more than nine full calendar years after the Certificate Date, a surrender charge (contingent deferred sales charge) will be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. No surrender charge will be applied for that part of the first surrender from the Separate Account in a calendar year that does not exceed 10% of the value of the Participant's Account. The surrender charge amounts to 7% for surrenders attributable to purchase payments received within 60 months prior to the date of the surrender. In no event will the sum of these surrender charges and the distribution expense charge exceed 9% of the purchase payments.

NET INVESTMENT FACTOR

The net investment factor for a Separate Account Series is an index of the percentage change (adjusted for distributions by the Series and the deduction of the mortality and administrative expense risk charges and distribution expense charges) in the net asset value of the Fund in which the Series is invested, since the preceding valuation date. The Separate Account net investment factor for each Series of accumulation units is determined for any valuation date by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of the business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding valuation date and then subtracting from this result the mortality and administrative expense risk and distribution expense fees factor of .003699% for each calendar day between the preceding valuation date and the end of the current valuation date.

ANNUITY PAYMENTS

Basis of Variable Annuity Benefits

The variable annuity benefit rates used in determining annuity payments under the Contract are based on actuarial assumptions, reflected in tables in the Contract, as to the expected mortality and adjusted age and the form of annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

               Calendar Year                    Adjusted
                  of Birth                       Age is
                  --------                       ------
                Before 1916                    Actual Age
                1916 - 1935                Actual Age Minus 1
                1936 - 1955                Actual Age Minus 2
                1956 - 1975                Actual Age Minus 3
                1976 - 1995                Actual Age Minus 4


Determination of Amount of Monthly Variable Annuity Payments for First Year

The Separate Account value used to establish the monthly variable annuity payment for the first year consists of the value of accumulation units of each Series of the Separate Account credited to a Participant on the last valuation date of the second calendar week before the annuity date. The Contract contains tables showing monthly payment factors and annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to Security First Life's General Account and level monthly annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account accumulation units in more than one Series, the total monthly annuity payment for the first year is the sum of the monthly annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of annuity units for each Separate Account Series is also established for the annuitant by dividing the first year monthly payment from that series by the Separate Account annuity unit values for the series on the last valuation date of the second calendar week before the first annuity payment is due. The number of annuity units remains fixed during the annuity period unless annuity units are converted to or from another series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the annuity date, Security First Life will determine the amount of the monthly variable annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the annuitant has annuity units, with the total annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of annuity units for that Series by the annuity unit value for that Series for the valuation period in which the first payment for the year is due. It will be Security First Life's practice to mail variable annuity payments no later than seven days after the last day of the valuation period upon which they are based or the monthly anniversary thereof.

The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the assumed investment return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than, equal to or greater than the assumed investment return.

Annuity Unit Values

The separate account annuity unit value for each Series was originally established at $5.00 per unit. The value of an annuity unit for each series for any subsequent valuation period is determined by multiplying the annuity unit value of the Series for the immediately preceding valuation period by an "Annuity Change Factor" for the second preceding valuation period. The Annuity Change Factor is an adjusted measurement of the investment performance of the Series since the end of the preceding valuation period. The Annuity Change Factor for any valuation period is determined by dividing the value of an accumulation unit at the end of the valuation period by the value of an accumulation unit at the end of the pervious valuation period, and multiplying the result by an interest neutralization factor.

Variable annuity payments for each year after the first reflect variations in the investment performance of the Separate Account above and below the assumed investment return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the assumed investment return must be "neutralized" in computing the annuity change factor. The Interest Neutralization Factor is determined by diving 1 by the effective weekly equivalent of the assumed investment return previously selected by the annuitant. For example, the Interest Neutralization return for the assumed investment return of 4.25% is calculated as follows:

         Interest Neutralization Factor: 1/[1 + 0.0425)1/52] = 0.9991999

ADDITIONAL FEDERAL INCOME TAX INFORMATION

Security First Life is required to withhold federal income tax on any Contract distributions to Participants (such as annuity payments, lump sum distributions or partial surrenders). However, Participants are allowed to make an election not to have federal income tax withheld. After such election is made with respect to annuity payments, an annuitant may revoke the election at any time, and therefore commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of the Contract distributions. Federal tax will be withheld from Annuity payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity payments on the basis that the payee is married with three withholding exemptions.

Federal tax on the taxable portion of a partial or total surrender
(i.e., non-periodic distribution) generally will be withheld at a flat 10% rate.

In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution") the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the Participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distributions requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her Social Security number. If the payee elects not to have federal income tax withheld on an Annuity payment or a non-periodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

Obtaining Tax Advice

It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an Annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

CALCULATION OF PERFORMANCE DATA

Periodically, the Separate Account may advertise performance for each Series. Performance figures are based on historical earnings and are not intended to indicate future performance. The methods used for calculating performance data are described below:

      a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1997 was 4.79%. This yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Portfolio at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1997 was 4.90%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Portfolio at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1

The yield of the Money Market Portfolio is determined based upon the change in the value of an outstanding unit in the Separate Account over a seven day period and annualizing the result. The computation takes into account recurring deductions from account values, but no deduction is made for transaction or surrender charges which may apply upon a full or partial surrender. These charges are described in the Prospectus under "Contract Charges"; specifically "Sales Charges" and "Transaction Charges". In the event of a surrender of the Contract, the imposition of surrender and transaction charges will have the effect of reducing the yield earned over the period of ownership.

      b. Other Funds. The average annual total return of the other Funds in the Separate Account as of December 31, 1997 are as follows:

                          Average Annual Total Returns*

                                                                               Inception
                                  1 Year     3 Year     5 Year    10 Year       to Date
                                  ------     ------     ------    -------      ---------
Growth Portfolio                  21.89%     22.68%      NA         NA            15.78%
                                                                                (6/1/93)

Overseas Portfolio                10.11%     10.08%      NA         NA             9.18%
                                                                                (7/1/93)

Asset Manager Portfolio           19.10%     15.91%      NA         NA            10.88%
                                                                                (6/1/93)

Index 500 Portfolio               30.98%     29.15%      NA         NA            20.15%
                                                                                (8/1/93)

Bond Series                        7.69%      8.04%      5.04%      NA             6.24%
                                                                                (8/1/87)

T. Rowe Price Growth and          25.61%     25.03%     17.51%     14.53%         12.11%
Income Series                                                                   (4/1/87)

Growth Stock Fund                 25.45%     17.47%     17.47%     14.22%         13.11%
                                                                                (4/1/78)

Contrafund Portfolio              22.54%       NA        NA         NA            25.37%
                                                                               (3/31/95)

International Portfolio            7.65%       NA        NA         NA            12.28%
                                                                               (3/31/95)

Small Capitalization Portfolio     9.96%       NA        NA         NA            15.70%
                                                                               (3/31/95)

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T) to the n power = ERV

Where:

     P = a hypothetical initial payment of $1,000
     T = average annual total return
     n = number of years
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

From inception to July 1983, Security Management reimbursed the T. Rowe Price Growth and Income Series for expenses in excess of the maximum expense limitation. These reimbursements were repaid from August 1983 to July 1986. The Bond Series was reimbursed for excess expenses from inception to July 1985, and repaid such reimbursements from August 1985 to July 1993. Likewise, the Index 500 Portfolio has been reimbursed for certain expenses by the investment adviser. Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.

DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and variable annuity contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell variable annuity contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 7.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in all states where Security First Life is qualified to sell insurance. No direct underwriting commission are paid to Security First Financial, Inc.

VOTING RIGHTS

Unless otherwise restricted by the retirement plan under which a Contract is issued, each Participant will have the right to instruct Security First Life with respect to voting the shares of the Trust Series which are the assets underlying the Participant's interest in the Separate Account, at all regular and special shareholder meetings. An annuitant's voting power with respect to shares of the Trust's Series held by the Separate Account declines during the time the annuitant is receiving a variable annuity based on the investment performance of the Separate Account, because amounts attributable to the annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

All assets of the Separate Account are held in the custody of Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An Administrative Services Agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the recordkeeping and administrative services for the Separate Account.

INDEPENDENT AUDITORS

The consolidated financial statements of Security First Life Insurance Company at December 31, 1997, and 1996 and for each of the three years in the period ended December 31, 1997, and the financial statements of Security First Life Separate Account A at December 31, 1997 and for each of the two years in the period ended December 31, 1997 appearing in this prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on their authority of such firm as experts in accounting and auditing.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Variable Annuity Contracts have been passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006, prior to January 31, 1998. Subsequently such matters were passed on to Sullivan & Wocester, 1025 Connecticut Ave., N.W., Washington, D.C. 20036.

STATE REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1995. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Contracts and custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                         Report of Independent Auditors




Board of Directors
Security First Life Insurance Company


We have audited the accompanying consolidated balance sheets of Security First Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security First Life Insurance Company and subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                                          /s/ Ernst & Young, LLP



February 11, 1998

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS


                                                   December 31
                                              1997            1996
                                           ----------      ----------
                                                 (In thousands)
ASSETS

INVESTMENTS
   Fixed maturities                        $2,353,087      $2,251,951
   Policy and mortgage loans                   24,209          22,378
   Short-term investments                      22,385          24,607
   Other investments                            1,089           2,754
                                           ----------      ----------
                                            2,400,770       2,301,690

CASH AND CASH EQUIVALENTS                      11,044          11,472

ACCRUED INVESTMENT INCOME                      33,730          32,797

DEFERRED POLICY ACQUISITION COSTS              96,297         103,950

OTHER ASSETS
   Assets held in separate accounts         1,022,850         594,249
   Property under capital lease                 9,496          10,100
   Receivable from sale of subsidiary                          22,295
   Other                                        1,329           4,063
                                           ----------      ----------
                                            1,033,675         630,707
                                           ----------      ----------
                                           $3,575,516      $3,080,616
                                           ==========      ==========


              The accompanying notes are an integral part of these
                       consolidated financial statements.


                                                                        December 31
                                                                   1997            1996
                                                                ----------      ----------
                                                                       (In thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES
   Policyholder liabilities                                     $2,243,441      $2,222,128
   Liabilities related to separate accounts                      1,022,850         594,249
   Obligation under capital lease                                   15,443          15,720
   Notes payable to parent                                          35,000          35,000
   Federal income taxes                                             44,998          31,296
   Other                                                                60           7,687
                                                                ----------      ----------
                                                                 3,361,792       2,906,080

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
   Preferred stock, $1 par value
      Authorized, issued and outstanding -- 200,000 shares             200             200
   Common stock, $200 par value
      Authorized -- 15,000 shares
      Issued and outstanding -- 11,000 shares                        2,200           2,200
   Additional paid-in capital                                       48,147          48,147
   Net unrealized investment gains                                  34,830          16,949
   Retained earnings                                               128,347         107,040
                                                                ----------      ----------
                                                                   213,724         174,536
                                                                ----------      ----------
                                                                $3,575,516      $3,080,616
                                                                ==========      ==========


              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME


                                                                 Year Ended December 31
                                                          1997           1996           1995
                                                       ---------      ---------       ---------
                                                                      (In thousands)

REVENUES
   Net investment income                               $ 171,066      $ 164,115       $ 158,174
   Annuity product income                                 19,533         10,006          14,815
   Net realized investment gains (losses)                  2,708         (2,179)          1,347
   Gain on sale of subsidiary                                             3,879
   Other                                                     187            709             701
                                                       ---------      ---------       ---------
                              TOTAL REVENUES             193,494        176,530         175,037


BENEFITS AND EXPENSES
   Interest credited to policyholders                    112,832        106,347         103,959
   Benefits in excess of policyholder liabilities          1,953          4,960           5,738
   Amortization of deferred policy acquisition
      costs                                               20,080         13,542          15,505
   Operating expenses                                     26,434         25,721          28,201
                                                       ---------      ---------       ---------
                 TOTAL BENEFITS AND EXPENSES             161,299        150,570         153,403
                                                       ---------      ---------       ---------

            INCOME BEFORE INCOME TAX EXPENSE              32,195         25,960          21,634

Income tax expense
   Current                                                 7,580          3,596           3,044
   Deferred                                                3,308          5,885           3,105
                                                       ---------      ---------       ---------
                                                          10,888          9,481           6,149
                                                       ---------      ---------       ---------


                                  NET INCOME           $  21,307      $  16,479       $  15,485
                                                       =========      =========       =========

              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                                      Net
                                                                     Additional    Unrealized                      Total
                                        Preferred       Common         Paid-in     Investment     Retained     Stockholder's
                                          Stock          Stock         Capital   Gains (Losses)    Earnings        Equity
                                        --------       --------       --------   --------------    --------      --------
                                                                            (In thousands)
Balance at January 1, 1995              $    200       $  2,200       $ 48,147      $(21,561)      $ 75,076      $104,062


  Net income                                                                                         15,485        15,485

  Net unrealized investment gains                                                     60,533                       60,533
                                        --------       --------       --------      --------       --------      --------

Balance at December 31, 1995                 200          2,200         48,147        38,972         90,561       180,080


  Net income                                                                                         16,479        16,479

  Net unrealized investment losses                                                   (22,023)                     (22,023)
                                        --------       --------       --------      --------       --------      --------

Balance at December 31, 1996                 200          2,200         48,147        16,949        107,040       174,536


  Net income                                                                                         21,307        21,307

  Net unrealized investment gains                                                     17,881                       17,881
                                        --------       --------       --------      --------       --------      --------

Balance at December 31, 1997            $    200       $  2,200       $ 48,147      $ 34,830       $128,347      $213,724
                                        ========       ========       ========      ========       ========      ========



              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                        Year Ended December 31
                                                               1997              1996              1995
                                                           -----------       -----------       -----------
                                                                           (In thousands)
OPERATING ACTIVITIES
   Net income                                              $    21,307       $    16,479       $    15,485
   Adjustments to reconcile net income to net
     cash provided by operations:
         Net realized investment losses (gains)                 (2,708)            2,179            (1,347)
         Depreciation and amortization                             876             1,772             1,391
         Accretion of discount and amortization of
             premium on investments                                906             1,988             1,059
         Gain on sale of subsidiary                                               (3,879)
         Changes in operating assets and liabilities:
               Accrued investment income                          (933)           (2,338)           (3,441)
               Deferred policy acquisition costs               (21,891)          (24,655)          (15,676)
               Other assets                                     25,156           (19,008)            2,194
               Other liabilities                                (3,718)            9,889               673
                                                           -----------       -----------       -----------
                           NET CASH PROVIDED BY
                 (USED IN) OPERATING ACTIVITIES                 18,995           (17,573)              338

INVESTING ACTIVITIES
   Fixed maturity securities
      Purchases                                               (695,092)       (1,065,166)         (636,371)
      Sales and maturities                                     652,723           934,171           439,897
   Net sale (purchase) of other investments                      1,959              (314)              801
   Net sale (purchase) of short-term investments                 2,222           (17,583)           19,191
   Issuance of loans, net                                       (1,831)           (3,580)           (2,558)
   Purchase of equipment                                          (440)             (320)             (388)
                                                           -----------       -----------       -----------
                               NET CASH USED IN
                           INVESTING ACTIVITIES                (40,459)         (152,792)         (179,428)

FINANCING ACTIVITIES
   Receipts credited to policyholder accounts                  729,696           693,095           565,698
   Amounts returned to policyholders                          (708,383)         (518,002)         (390,760)
   Repayment of note payable                                                      (1,000)           (1,000)
   Reduction of capital lease obligation                          (277)             (246)             (217)
                                                           -----------       -----------       -----------
                              NET CASH PROVIDED
                        BY FINANCING ACTIVITIES                 21,036           173,847           173,721
                                                           -----------       -----------       -----------

                         INCREASE (DECREASE) IN
                      CASH AND CASH EQUIVALENTS                   (428)            3,482            (5,369)

Cash and cash equivalents at beginning of year                  11,472             7,990            13,359
                                                           -----------       -----------       -----------

                                  CASH AND CASH
                     EQUIVALENTS AT END OF YEAR            $    11,044       $    11,472       $     7,990
                                                           ===========       ===========       ===========


              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1997 AND 1996


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION -- Security First Life Insurance Company (Security First
Life) and subsidiaries (collectively, the Company) is a wholly-owned subsidiary of Security First Group, Inc. (SFG). Effective October 30, 1997, SFG became a wholly-owned subsidiary of Metropolitan Life Insurance Company. Prior to that date, SFG was a wholly-owned subsidiary of London Insurance Group, Inc. The Company sells a broad range of fixed and variable annuity contracts.

The Company's consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP) which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis) and include the accounts of its wholly-owned subsidiary, Security First Life Insurance Company of Arizona (SFL-Arizona). Prior to December 31, 1996, the financial statements also included the accounts of Fidelity Standard Life Insurance Company (Fidelity Standard Life), which was sold as of that date. (See Note 8.) All significant intercompany transactions and accounts are eliminated in consolidation.

INVESTMENTS -- Investments are reported on the following bases:

    Fixed Maturities -- at fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

    For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

    The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

    Policy and mortgage loans -- at unpaid balances.

    Short-term investments -- at cost, which approximates fair value.

    Other investments -- at fair value.

    Realized gains and losses on disposal of investments are determined on a specific identification basis.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS -- Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

DEFERRED POLICY ACQUISITION COSTS -- Deferred policy acquisition costs consist of commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business. Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

POLICYHOLDER LIABILITIES -- Policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values. The fair value of policyholder liabilities is estimated assuming all policyholders surrender their policies. The carrying amounts and estimated fair values are as follows (in thousands):

                          Carrying Amount      Estimated Fair Value
                          ---------------      --------------------
December 31, 1997            $2,243,441            $2,172,159
December 31, 1996             2,222,128             2,147,777

NOTES PAYABLE -- Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

INCOME TAXES -- Through October 30, 1997, the Company filed consolidated federal income tax returns with SFG. After that date, the Company's return is not consolidated with SFG. Income taxes are provided on the basis as if the companies filed separately.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SEPARATE ACCOUNTS -- The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

ANNUITY REVENUES AND BENEFITS -- Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges and administration fees. Benefits in excess of policyholder liabilities consists of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

ESTIMATES -- Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS -- In June 1997, the Financial Accounting Standards Board issued Statement No. 130, "Reporting Comprehensive Income" (FASB 130). FASB 130 establishes new rules for the reporting and display of comprehensive income and its components. FASB 130 requires unrealized gains or losses on the Company's available-for-sale securities, which are currently reported in stockholder's equity, to be included in other comprehensive income and also requires the disclosure of total comprehensive income. The Company plans to adopt FASB 130 in 1998 with no impact on net income or stockholder's equity.


NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS

Security First Life and its subsidiaries are required to file annual statements with various state insurance regulatory authorities on a statutory basis.

The statutory-basis capital and surplus at December 31, 1997, 1996 and 1995, and statutory-basis net income for those years are as follows (in thousands):

                                                        Capital           Net
                                                      and Surplus       Income
                                                      -----------       ------
December 31, 1997
Security First Life Insurance Company                  $117,623       $ 12,917
Security First Life Insurance Company of Arizona         14,107            257

December 31, 1996
Security First Life Insurance Company                  $107,501       $ 13,449
Security First Life Insurance Company of Arizona         13,823          1,187

December 31, 1995
Security First Life Insurance Company                  $100,027       $  3,161
Fidelity Standard Life Insurance Company                 15,573            831
Security First Life Insurance Company of Arizona         12,715            612

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS (continued)

Security First Life and Fidelity Standard Life are incorporated and domiciled in Delaware. SFL-Arizona is incorporated and domiciled in Arizona. The payment of dividends is subject to statutory limitations which are based on each company's statutory-basis net income and surplus levels. At December 31, 1997, the maximum amount of dividends Security First Life could pay SFG without prior approval from state insurance regulatory authorities is $12,844,000.


NOTE 3 -- INVESTMENTS

Unrealized investment gains reported in the accompanying financial statements are as follows (in thousands):

                                                                  December 31
                                                               1997          1996
                                                             --------       --------
Unrealized investment gains                                  $105,251       $ 48,552
Less: Adjustment for deferred policy acquisition costs         52,500         22,942
      Deferred income taxes                                    17,921          8,661
                                                             --------       --------
               Net unrealized investment gains               $ 34,830       $ 16,949
                                                             ========       ========

Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                               1997          1996           1995
                                             -------        -------        -------
 Fixed maturities
   Gross gains                               $ 8,338        $ 8,923        $ 6,181
   Gross losses                               (5,691)        (8,075)        (4,621)
                                             -------        -------        -------
                                               2,647            848          1,560
 Other investments
   Gross gains                                   197
   Gross losses                                 (136)        (3,027)          (213)
                                             -------        -------        -------
                                                  61         (3,027)          (213)
                                             -------        -------        -------
Net realized investment gains (losses)       $ 2,708        $(2,179)       $ 1,347
                                             =======        =======        =======

Proceeds from sales of fixed maturities are $648,338,000, $911,529,000 and $441,790,000 in 1997, 1996 and 1995, respectively.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

The amortized cost and fair value of fixed maturities as of December 31, 1997 and 1996 are summarized as follows (in thousands):

                                                              Gross            Gross
                                          Amortized        Unrealized        Unrealized            Fair
                                             Cost             Gains             Losses             Value
                                         -----------       -----------        -----------        -----------
December 31, 1997

U.S. Treasury securities and
    obligations of U.S. Government
    corporations and agencies            $    93,546       $     9,275        $       (22)       $   102,799
Debt securities issued by foreign
    governments                               31,110             2,997                                34,107
Corporate securities                       1,297,937            67,350               (564)         1,364,723
Mortgage-backed securities                   825,284            27,484             (1,310)           851,458
                                         -----------       -----------        -----------        -----------
                                         $ 2,247,877       $   107,106        $    (1,896)       $ 2,353,087
                                         ===========       ===========        ===========        ===========
December 31, 1996

U.S. Treasury securities and
    obligations of U.S. Government
    corporations and agencies            $   115,250       $     7,165        $      (494)       $   121,921
Debt securities issued by foreign
    governments                               35,960             1,335               (308)            36,987
Corporate securities                       1,106,617            38,203            (10,094)         1,134,726
Mortgage-backed securities                   945,534            20,188             (7,405)           958,317
                                         -----------       -----------        -----------        -----------
                                         $ 2,203,361       $    66,891        $   (18,301)       $ 2,251,951
                                         ===========       ===========        ===========        ===========

The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 1997, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                             Amortized             Fair
                                                Cost              Value
                                             ----------       ----------
                                                     (In thousands)
Due in one year or less                      $   32,313       $   32,696
Due after one year through five years           301,888          313,186
Due after five years through ten years          643,496          671,953
Due after ten years                             444,896          483,794
Mortgage-backed securities                      825,284          851,458
                                             ----------       ----------
                                             $2,247,877       $2,353,087
                                             ==========       ==========

The Company has recorded valuation reserves for other-than-temporary impairment in the value of investments of $5,000,000 and $6,900,000 at December 31, 1997 and 1996, respectively.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 1997, the Company had no significant concentration of credit risk.

The fair values for fixed maturities are primarily based on values obtained from independent pricing services. Such independent values are not available for private placement securities. The carrying amount of the Company's private placement securities was $174,000,000 and $82,000,000 at December 31, 1997 and 1996, respectively.

The carrying amount of mortgage loans ($945,000 at December 31, 1996) and policy loans ($24,209,000 and $21,433,000 at December 31, 1997 and 1996, respectively)
approximates fair value because the interest rates on these loans approximate market rates.

The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

At December 31, 1997, investment securities having an amortized cost of $6,185,000 were on deposit with various states in accordance with state insurance department requirements.

Investment income by major category of investment is summarized as follows (in thousands):

                                              1997           1996          1995
                                            ---------     ---------     ---------
    Fixed maturities                        $ 173,015     $ 165,997     $ 159,266
    Policy and mortgage loans                   1,325         1,283         1,229
    Short-term investments                      1,897         1,718         1,943
    Other investments                             858           553           894
    Cash and cash equivalents                     269           486           388
                                            ---------     ---------     ---------
                                              177,364       170,037       163,720
    Investment expenses                        (6,298)       (5,922)       (5,546)
                                            ---------     ---------     ---------
                   Net investment income    $ 171,066     $ 164,115     $ 158,174
                                            =========     =========     =========


The Company has no significant amounts of non-income producing investments.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 4 -- NOTES PAYABLE

Notes payable consist of the following as of December 31 (in thousands):


                                                                    1997              1996
                                                                  -------            -------
5% Surplus  note due to SFG, interest payable monthly,
principal payable upon regulatory approval                        $25,000            $25,000

8% Surplus note due to SFG, interest payable monthly,
principal payable upon regulatory approval                         10,000             10,000
                                                                  -------            -------
                                                                  $35,000            $35,000
                                                                  =======            =======


Security First Life has a $15,000,000 bank revolving credit line which bears interest at a floating rate based on London Interbank Offered Rates. There were no borrowings outstanding under this revolving credit line at December 31, 1997 and 1996. The $25,000,000 and $10,000,000 surplus notes payable to SFG are pledged, along with the common and preferred stock of Security First Life, as collateral for SFG's bank revolving credit line.

There are no principal payments due on the notes payable during the next five years.

Interest paid by the Company totaled $2,083,000 in 1997, $2,133,000 in 1996 and $2,225,000 in 1995.


NOTE 5 -- INCOME TAXES

The liability for federal income taxes includes deferred taxes of $43,154,000 and $30,496,000 at December 31, 1997 and 1996, respectively. Significant components of these deferred taxes are as follows (in thousands):

                                                             1997              1996
                                                           -------            -------
Deferred tax liabilities:
    Deferred policy acquisition costs                      $30,459            $41,153
    Fixed maturities                                        37,922              7,124
    Other assets                                             3,532              5,563
    Other, net                                                                  1,360
                                                           -------            -------
                 Total deferred tax liabilities             71,913             55,200

Deferred tax assets:
    Policyholder liabilities                                11,787             12,856
    Liabilities for separate accounts                       11,445              6,503
    Other liabilities                                        5,251              5,345
    Other, net                                                 276
                                                           -------            -------
                      Total deferred tax assets             28,759             24,704
                                                           -------            -------
                   Net deferred tax liabilities            $43,154            $30,496
                                                           =======            =======

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 5 -- INCOME TAXES (continued)

Income taxes paid by the Company were $6,480,000 in 1997, $1,972,000 in 1996 and $3,248,000 in 1995.

The following is a reconciliation of the federal income tax at statutory rates of 34% with the income tax provision as shown in the accompanying financial statements (in thousands):

                                                             1997                 1996
                                                           --------             --------
Federal income tax at 34%                                  $ 10,946             $  8,826
Dividends received deduction                                   (356)                (259)
True up of prior year taxes                                     298                  924
Other                                                                                (10)
                                                           --------             --------
               Provision for income tax expense            $ 10,888             $  9,481
                                                           ========             ========


NOTE 6 -- CAPITAL LEASE

Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,650,115, $1,656,000 and $1,663,000 for the years ended December 31, 1997, 1996 and 1995, respectively. Future payments under the lease are as follows (in thousands):


         1998                                               $  2,166
         1999                                                  2,166
         2000                                                  2,166
         2001                                                  2,166
         2002                                                  2,166
         Thereafter                                           24,719
                                                            --------
                      Total minimum rental payments           35,549
                       Amount representing interest           20,106
                                                            --------
           Present value of minimum rental payments         $ 15,443
                                                            ========

The property under capital lease is net of accumulated amortization of $7,901,000 in 1997 and $7,297,000 in 1996. Lease amortization expense was $580,000 in 1997, 1996 and 1995.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 7 -- RELATED PARTY TRANSACTIONS

The Company has marketing and administrative agreements with SFG under which SFG provides all of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $58,199,000, $52,102,000, and $38,954,000 for 1997, 1996 and 1995, respectively. A substantial portion of these amounts are commissions and are deferred as policy acquisition costs.

The Company has management agreements with SFG under which the latter provides certain personnel, administrative services and office space. Amounts incurred under these agreements were $3,883,000 in 1997 and $4,308,000 in 1996 and 1995.

The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,711,000, $5,360,000 and $4,756,000 were paid in 1997, 1996 and 1995, respectively, pursuant to these agreements.


NOTE 8 -- OTHER SIGNIFICANT EVENTS

Effective December 31, 1996, the Company sold all of the common stock of its former subsidiary, Fidelity Standard Life. As a result of this transaction, the Company recognized a gain in 1996 of $3,879,000. As of December 31, 1996, the accompanying balance sheet includes receivables of $22,295,000 related to this sale. These receivables were settled in January 1997.

Prior to the sale of Fidelity Standard Life, the Company assumed all of the policyholder liabilities through several reinsurance agreements. No gain or loss was recognized on this transaction.


NOTE 9 -- IMPACT OF YEAR 2000 (unaudited)

Based on assessments during the past year, the Company has determined that it will require modification or replacement of significant portions of its software and hardware so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. The Company presently believes that with modifications to existing software and conversions to new software and hardware, the Year 2000 issue will not pose any significant operational problems for its computer systems.

The Company has initiated formal communications with its significant suppliers to determine the extent to which the Company's interface systems are vulnerable to those third parties failure to remediate their own Year 2000 issues. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted and would not have an adverse effect on the Company's systems.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 9 -- IMPACT OF YEAR 2000 (unaudited) (continued)

The Company will utilize external resources to renovate or replace the software for Year 2000 modifications and internal resources to test this software. The Company anticipates completing the Line of Business applications by December 31, 1998, which is prior to any anticipated impact on operations. The client/server operating systems and applications, covering mostly internal financial and administrative functions, will be completed by June 30, 1999. The total cost of the Year 2000 project is estimated at $1.5 million and is being funded through operating cash flows.

The cost of the project and the date on which the Company believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated.

                         [ERNST & YOUNG LLP LETTERHEAD]


                         Report of Independent Auditors




To the Board of Directors
Security First Life Insurance Company
 and Contract Owners
Security First Life Separate Account A

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Security First Life Separate Account A (comprised of Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC and
FE) as of December 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the respective mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Separate Account A (comprised of the above referenced Series) at December 31, 1997, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                               /s/ ERNST & YOUNG, LLP


Los Angeles, California
April 17, 1998

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997


                                                          Series B        Series G        Series T       Series P        Series I
                                                        ------------    ------------    ------------    ------------   -------------
ASSETS
Investments

   Security First Trust - Bond Series
    (3,220,084 shares at
    net asset value of $3.95 per share;
    cost $12,589,166)                                   $ 12,725,070

   Security First Trust - Growth and Income Series
    (15,168,545 shares at net asset value
    of $15.52 per share; cost $197,793,491)                             $235,478,870

   T. Rowe Price Growth Stock Fund, Inc.
      (2,740,133 shares at net asset value of $28.99
      per share; cost $65,529,823)                                                      $ 79,436,465

   T. Rowe Price Prime Reserve Fund, Inc.
      (1,158,226 shares at net asset value of $1.00
      per share; cost $1,158,226)                                                                       $  1,158,226

   T. Rowe Price International Fund, Inc.
      (1,185,607 shares at net asset value of $13.42
      per share; cost $15,403,836)                                                                                      $ 15,910,839

Receivable from Security First Life Insurance
  Company for purchases                                       35,680         286,496          72,681                          30,802
Receivable from mutual funds                                                  44,474
Other assets                                                   1,684         600,665           1,574              64
                                                        ------------    ------------    ------------    ------------   -------------
 TOTAL ASSETS                                             12,762,434     236,410,505      79,510,720       1,158,290      15,941,641

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1997



LIABILITIES                                                Series B        Series G        Series T        Series P        Series I
                                                       ------------    ------------    ------------    ------------    ------------
   Payable to Security First Life Insurance Company
      for mortality and expense risk                   $     13,662    $    249,454    $     66,238    $      1,998    $     13,556

   Payable to Security First Life Insurance Company
      for redemptions                                           562          21,670           4,003              24           2,120

   Payable to Mutual Funds                                   35,680         320,473             102

   Other liabilities                                                                                                            258
                                                       ------------    ------------    ------------    ------------    ------------

                         TOTAL LIABILITIES                   49,904         591,597          70,343           2,022          15,934


NET ASSETS

   Cost to Investors
      Series B Accumulation Units                        12,576,626
      Series G Accumulation Units                                       198,133,529
      Series T Accumulation Units                                                        65,533,735
      Series P Accumulation Units                                                                         1,156,268
      Series I Accumulation Units                                                                                        15,418,704

   Accumulated undistributed income
      Net unrealized appreciation                           135,904      37,685,379      13,906,642                         507,003
                                                       ------------    ------------    ------------    ------------    ------------

      NET ASSETS APPLICABLE TO OUTSTANDING
                          UNITS OF CAPITAL             $ 12,712,530    $235,818,908    $ 79,440,377    $  1,156,268    $ 15,925,707
                                                       ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997

                                                    Series B        Series G        Series T        Series P         Series I
                                                  ------------     ------------    ------------    ------------     ------------
INVESTMENT INCOME

      Dividends                                   $    641,352     $ 17,405,166    $  9,756,754    $    122,734     $    843,658

      Other investment income                            8,240          699,802          13,487             569            4,868
                                                  ------------     ------------    ------------    ------------     ------------

                                                       649,592       18,104,968       9,770,241         123,303          848,526

EXPENSES

      Charges for mortality and expense risk           116,771        2,061,073         612,657          22,237          139,767
                                                  ------------     ------------    ------------    ------------     ------------

                       NET INVESTMENT INCOME           532,821       16,043,895       9,157,584         101,066          708,759

INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses)                 (124,988)       8,889,548       1,815,089                          268,968

   Unrealized appreciation (depreciation)
     of investments                                    410,594       16,749,933       4,506,669                         (809,176)
                                                  ------------     ------------    ------------                     ------------

              NET INVESTMENT GAINS (LOSSES)            285,606       25,639,481       6,321,758                         (540,208)
                                                  ------------     ------------    ------------    ------------     ------------

       INCREASE IN NET ASSETS RESULTING FROM
                                  OPERATIONS      $    818,427     $ 41,683,376    $ 15,479,342    $    101,066     $    168,551
                                                  ============     ============    ============    ============     ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997


                                                     Series B         Series G       Series T        Series P        Series I
                                                  ------------     ------------    ------------    ------------     ------------
Operations

   Net investment income                          $    532,821     $ 16,043,895    $  9,157,584    $    101,066     $    708,759

   Net realized investment gains (losses)             (124,988)       8,889,548       1,815,089                          268,968

   Net unrealized investment appreciation
    (depreciation) during the year                     410,594       16,749,933       4,506,669                         (809,176)
                                                  ------------     ------------    ------------    ------------     ------------

      Increase in net assets resulting
        from operations                                818,427       41,683,376      15,479,342         101,066          168,551

Increase (decrease) in net assets resulting
     from capital unit transactions                  2,280,710       56,560,484       5,877,267      (1,463,226)       2,309,033
                                                  ------------     ------------    ------------    ------------     ------------

    TOTAL INCREASE (DECREASE) IN NET ASSETS          3,099,137       98,243,860      21,356,609      (1,362,160)       2,477,584

               NET ASSETS AT BEGINNING OF YEAR       9,613,393      137,575,048      58,083,768       2,518,428       13,448,123
                                                  ------------     ------------    ------------    ------------     ------------

                    NET ASSETS AT END OF YEAR     $ 12,712,530     $235,818,908    $ 79,440,377    $  1,156,268     $ 15,925,707
                                                  ============     ============    ============    ============     ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996

                                                    Series B          Series G       Series T        Series P         Series I
                                                  ------------     ------------    ------------    ------------     ------------
Operations

   Net investment income                          $    486,838     $  7,322,600    $  4,167,376    $     99,635     $    262,347

   Net realized investment gains (losses)              (53,594)       2,094,280       1,100,192                           99,160

   Net unrealized investment appreciation
     (depreciation) during the year                   (280,479)       8,500,561       4,324,599                        1,142,988
                                                  ------------     ------------    ------------    ------------     ------------

      Increase in net assets resulting from
        operations                                     152,765       17,917,441       9,592,167          99,635        1,504,495

Increase (decrease) in net assets resulting
   from capital unit transactions                    2,936,243       49,078,301       4,958,300        (204,492)       3,609,567
                                                  ------------     ------------    ------------    ------------     ------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS           3,089,008       66,995,742      14,550,467        (104,857)       5,114,062

               NET ASSETS AT BEGINNING OF YEAR       6,524,385       70,579,306      43,533,301       2,623,285        8,334,061
                                                  ------------     ------------    ------------    ------------     ------------

                     NET ASSETS AT END OF YEAR    $  9,613,393     $137,575,048    $ 58,083,768    $  2,518,428     $ 13,448,123
                                                  ============     ============    ============    ============     ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1997
                                                                      SCHEDULE I

                                                                                 Carrying
                                                                                   Value          Unrealized         Cost
               Name of Issue                                          Shares      (Note A)        Appreciation     (Note B)
-------------------------------------------------------------         ------      --------        ------------     --------
Security First Trust Bond Series - capital shares                   3,220,084    $ 12,725,070    $    135,904    $ 12,589,166

Security First Trust Growth and Income Series - capital
      shares                                                       15,168,545    $235,478,870    $ 37,685,379    $197,793,491

T. Rowe Price Growth Stock Fund, Inc. - capital shares              2,740,133    $ 79,436,465    $ 13,906,642    $ 65,529,823

T. Rowe Price Prime Reserve Fund, Inc. - capital shares             1,158,226    $  1,158,226                    $  1,158,226

T. Rowe Price International Stock Fund, Inc. - capital shares       1,185,607    $ 15,910,839    $    507,003    $ 15,403,836

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B  Cost is determined by using the first-in, first-out cost method.


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS                                                           Series FA     Series FG     Series FI      Series FO    Series FM
                                                               ------------   -----------    ----------    ----------    ----------
Investments

   Fidelity Investments - VIP Asset Manager (7,455,253 shares at net asset value of $18.01 per share; cost $117,124,560)  $134,269,107

   Fidelity Investments - VIP Growth Portfolio (4,877,290
   shares at net asset value of $37.10 per share; cost                       $180,947,469
    $150,117,057)

   Fidelity Investments - VIP Index 500 (822,282 shares at
   net asset value of $114.39 per share; cost $78,222,594)                                 $ 94,060,879

   Fidelity Investments - VIP Overseas Portfolio (794,774
   shares at net asset value of $19.20 per share; cost
   $ 14,036,468)                                                                                         $ 15,259,668

   Fidelity Investments - VIP Money Market Fund (22,711,508
   shares at net asset value of $1.00 per share; cost
   $ 22,711,508)                                                                                                       $ 22,711,508

Receivable from Security First Life Insurance Company
  for purchases                                                     108,478       177,708       208,347         2,603       232,895
Receivable from mutual funds                                         30,508        33,806        79,027         3,196
Other assets                                                          2,524         1,004        11,143           873
                                                               ------------   -----------    ----------    ----------    ----------
  TOTAL ASSETS                                                  134,410,617   181,159,987    94,359,396    15,266,340    22,944,403

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1997

LIABILITIES                                    Series FA     Series FG    Series FI     Series FO     Series FM
                                             ------------  ------------  ------------  ------------  ------------
   Payable to Security First Life Insurance
    Company for mortality and expense risk   $    163,032  $    213,973  $    109,868  $     17,800  $     27,076

   Payable to Security First Life Insurance
    Company for redemptions                        47,705        36,895         7,452         6,341         8,641

   Payable to Mutual Funds                        109,334       199,509       286,459         5,207       226,019

   Other liabilities                                                                                        3,298
                                             ------------  ------------  ------------  ------------  ------------

                   TOTAL LIABILITIES              320,071       450,377       403,779        29,348       265,034


NET ASSETS

   Cost to Investors
      Series FA Accumulation Units            116,945,999
      Series FG Accumulation Units                          149,879,198
      Series FI Accumulation Units                                        78,117,332
      Series FO Accumulation Units                                                       14,013,792
      Series FM Accumulation Units                                                                     22,679,369

   Accumulated undistributed income
      Net unrealized appreciation              17,144,547    30,830,412    15,838,285     1,223,200
                                             ------------  ------------  ------------  ------------  ------------

      NET ASSETS APPLICABLE TO OUTSTANDING
                          UNITS OF CAPITAL   $134,090,546  $180,709,610  $ 93,955,617  $ 15,236,992  $ 22,679,369
                                             ============  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997

                                                  Series FA       Series FG      Series FI       Series FO        Series FM
                                                 -----------     -----------     -----------     -----------     -----------
INVESTMENT INCOME
   Dividends                                     $11,378,838     $ 4,261,797     $ 1,220,405     $   943,935     $ 1,154,167

   Other investment income                            21,951         152,987         176,564          13,953           6,561
                                                 -----------     -----------     -----------     -----------     -----------

                                                  11,400,789       4,414,784       1,396,969         957,888       1,160,728

EXPENSES

   Charges for mortality and expense risk          1,431,442       1,838,829         762,267         163,548         277,456
                                                 -----------     -----------     -----------     -----------     -----------

                      NET INVESTMENT INCOME        9,969,347       2,575,955         634,702         794,340         883,272


INVESTMENT GAINS

   Realized investment gains                       1,354,839       6,816,420       2,142,914         183,119

   Unrealized investment appreciation
     during the year                               8,000,602      19,046,439      12,199,875         153,795
                                                 -----------     -----------     -----------     -----------

                        NET INVESTMENT GAINS       9,355,441      25,862,859      14,342,789         336,914
                                                 -----------     -----------     -----------     -----------     -----------

       INCREASE IN NET ASSETS RESULTING FROM
                                  OPERATIONS     $19,324,788     $28,438,814     $14,977,491     $ 1,131,254     $   883,272
                                                 ===========     ===========     ===========     ===========     ===========


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997

                                                   Series FA        Series FG        Series FI        Series FO        Series FM
                                                  ------------     ------------     ------------     ------------     ------------
Operations

   Net investment income                          $  9,969,347     $  2,575,955     $    634,702     $    794,340     $    883,272

   Net realized investment gains                     1,354,839        6,816,420        2,142,914          183,119

   Net unrealized investment appreciation
      during the year                                8,000,602       19,046,439       12,199,875          153,795
                                                  ------------     ------------     ------------     ------------     ------------

      Increase in net assets resulting
         from operations                            19,324,788       28,438,814       14,977,491        1,131,254          883,272

Increase in net assets resulting from
   capital unit transactions                        23,348,022       39,688,474       47,598,152        3,587,791        4,463,628
                                                  ------------     ------------     ------------     ------------     ------------

                    TOTAL INCREASE IN NET ASSETS    42,672,810       68,127,288       62,575,643        4,719,045        5,346,900

                 NET ASSETS AT BEGINNING OF YEAR    91,417,736      112,582,322       31,379,974       10,517,947       17,332,469
                                                  ------------     ------------     ------------     ------------     ------------

                       NET ASSETS AT END OF YEAR  $134,090,546     $180,709,610     $ 93,955,617     $ 15,236,992     $ 22,679,369
                                                  ============     ============     ============     ============     ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996

                                                   Series FA         Series FG        Series FI        Series FO        Series FM
                                                   ------------     ------------     ------------     ------------     ------------
Operations

   Net investment income                           $  2,292,810     $  2,666,686     $    219,013     $     44,644     $    475,162

   Net realized investment gains                        320,767          814,080          280,197           26,876

   Net unrealized investment appreciation
      during the year                                 5,114,840        5,048,213        2,889,708          819,437
                                                   ------------     ------------     ------------     ------------     ------------

      Increase in net assets resulting from
        operations                                    7,728,417        8,528,979        3,388,918          890,957          475,162

Increase in net assets resulting from
  capital unit transactions                          39,808,589       59,753,701       21,470,058        4,778,724        8,469,934
                                                   ------------     ------------     ------------     ------------     ------------

                    TOTAL INCREASE IN NET ASSETS     47,537,006       68,282,680       24,858,976        5,669,681        8,945,096

                 NET ASSETS AT BEGINNING OF YEAR     43,880,730       44,299,642        6,520,998        4,848,266        8,387,373
                                                   ------------     ------------     ------------     ------------     ------------


                       NET ASSETS AT END OF YEAR   $ 91,417,736     $112,582,322     $ 31,379,974     $ 10,517,947     $ 17,332,469
                                                   ============     ============     ============     ============     ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1997


                                                                      SCHEDULE I

                                                                                Carrying
                                                                                  Value        Unrealized        Cost
                         Name of Issue                              Shares      (Note A)       Appreciation    (Note B)
---------------------------------------------------------           ------      --------       ------------    --------
Fidelity Investments VIP Asset Manager - capital shares           7,455,253    $134,269,107    $ 17,144,547    $117,124,560

Fidelity Investments VIP Growth Portfolio - capital shares        4,877,290    $180,947,469    $ 30,830,412    $150,117,057

Fidelity Investments VIP Index 500 - capital shares                 822,282    $ 94,060,879    $ 15,838,285    $ 78,222,594

Fidelity Investments Overseas Portfolio - capital shares            794,774    $ 15,259,668    $  1,223,200    $ 14,036,468

Fidelity Investments VIP Money Market Fund - capital shares      22,711,508    $ 22,711,508                    $ 22,711,508


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B  Cost is determined by using the first-in, first-out cost method.

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

                                                     Series SU     Series SV     Series AS     Series SI     Series FC    Series FE
                                                    -----------   -----------   -----------   -----------   -----------  -----------
ASSETS

Investments

Security First Trust - U.S. Government Income
Series (6,578,529 shares at net asset value of
$5.26 per share; cost $34,171,356)                  $34,611,350

Security First Trust - Equity Series (6,984,622
shares at net asset value of $7.63 per share;
cost $45,919,942)                                                 $53,277,540

Alger American Small Capitalization Portfolio
(943,637 shares at net asset value of $43.75 per
share; cost $37,354,356)                                                        $41,284,140

Scudder International Fund (449,900 shares at net
asset value of $14.11 per share; cost $6,142,013)                                             $ 6,348,087

Fidelity Investments - VIP Contra Fund (3,763,450
shares at net asset value of $19.94 per share;
cost $63,042,774)                                                                                           $75,043,202

Fidelity Investments - VIP Equity Income Portfolio
(720,269 shares at net asset value of $24.28 per
share; cost $15,191,468)                                                                                                 $17,488,141

Receivable from Security First Life
   Insurance Company for purchases                        1,584         4,140        74,373        24,943       177,728          902
Receivable from mutual funds                             17,251        11,002           388            60        10,250          699
Other assets                                                                          1,088         1,044         9,270       11,364
                                                    -----------   -----------   -----------   -----------   -----------  -----------

                                  TOTAL ASSETS       34,630,185    53,292,682    41,359,989     6,374,134    75,240,450   17,501,106

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1997

LIABILITIES

                                                   Series SU      Series SV    Series AS     Series SI     Series FC     Series FE
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Payable to Security First Life Insurance
    Company for mortality and expense risk            $41,939   $    62,425   $    52,141   $     8,046   $    94,058   $    22,678

   Payable to Security First Life Insurance
    Company for redemptions                             8,048        14,612         6,036           224         8,033         4,531

   Payable to Mutual Funds                             16,440        11,871        75,360        25,003       187,533         1,398

   Other liabilities                                      894         1,825
                                                  -----------   -----------   -----------   -----------   -----------   -----------

                              TOTAL LIABILITIES        67,321        90,733       133,537        33,273       289,624        28,607


NET ASSETS

   Cost to investors
      Series SU Accumulation Units                 34,122,871
      Series SV Accumulation Units                               45,844,351
      Series AS Accumulation Units                                             37,296,668
      Series SI Accumulation Units                                                            6,134,787
      Series FC Accumulation Units                                                                         62,950,398
      Series FE Accumulation Units                                                                                       15,175,826

   Accumulated undistributed income
       Net unrealized appreciation                    439,993     7,357,598     3,929,784       206,074    12,000,428     2,296,673
                                                  -----------   -----------   -----------   -----------   -----------   -----------

           NET ASSETS APPLICABLE TO OUTSTANDING
                               UNITS OF CAPITAL   $34,562,864   $53,201,949   $41,226,452   $ 6,340,861   $74,950,826   $17,472,499
                                                  ===========   ===========   ===========   ===========   ===========   ===========


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997



                                                    Series SU    Series SV     Series AS      Series SI     Series FC     Series FE
                                                   -----------  -----------   -----------    -----------   -----------   -----------
INVESTMENT INCOME

      Dividends                                    $ 1,507,408  $ 4,569,512   $ 1,075,765    $    59,991   $ 1,012,048   $   659,887

      Other investment income (loss)                    (6,392)      33,126        37,269          8,198       129,605        35,018
                                                   -----------  -----------   -----------    -----------   -----------   -----------

                                                     1,501,016    4,602,638     1,113,034         68,189     1,141,653       694,905


EXPENSES

      Charges for mortality and expense risk           331,048      504,191       410,910         58,139       693,095       152,789
                                                   -----------  -----------   -----------    -----------   -----------   -----------

                           NET INVESTMENT INCOME     1,169,968    4,098,447       702,124         10,050       448,558       542,116


INVESTMENT GAINS (LOSSES)

      Net realized investment gains (losses)            68,543      866,363    (1,107,270)        73,324     1,353,917        80,187

      Unrealized investment appreciation               346,517    4,977,323     3,933,637         74,470     8,445,340     1,848,038
                                                   -----------  -----------   -----------    -----------   -----------   -----------


                           NET INVESTMENT GAINS        415,060    5,843,686     2,826,367        147,794     9,799,257     1,928,225
                                                   -----------  -----------   -----------    -----------   -----------   -----------

          INCREASE IN NET ASSETS RESULTING FROM
                                     OPERATIONS    $ 1,585,028  $ 9,942,133   $ 3,528,491    $   157,844   $10,247,815   $ 2,470,341
                                                   ===========  ===========   ===========    ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997



                                                    Series SU    Series SV     Series AS     Series SI      Series FC     Series FE
                                                  ------------  ------------  ------------  ------------  ------------  ------------
Operations

   Net investment income                          $  1,169,968  $  4,098,447  $    702,124  $     10,050  $    448,558  $    542,116

   Net realized investment gains (losses)               68,543       866,363    (1,107,270)       73,324     1,353,917        80,187

   Net unrealized investment appreciation
     during the  year                                  346,517     4,977,323     3,933,637        74,470     8,445,340     1,848,038
                                                  ------------  ------------  ------------  ------------  ------------  ------------

      Increase in net assets resulting
        from operations                              1,585,028     9,942,133     3,528,491       157,844    10,247,815     2,470,341

Increase in net assets resulting from
   capital unit transactions                        14,141,455    14,984,359    17,346,956     4,143,499    34,652,276     9,173,378
                                                  ------------  ------------  ------------  ------------  ------------  ------------

                   TOTAL INCREASE IN NET ASSETS     15,726,483    24,926,492    20,875,447     4,301,343    44,900,091    11,643,719

                NET ASSETS AT BEGINNING OF YEAR     18,836,381    28,275,457    20,351,005     2,039,518    30,050,735     5,828,780
                                                  ------------  ------------  ------------  ------------  ------------  ------------

                      NET ASSETS AT END OF YEAR   $ 34,562,864  $ 53,201,949  $ 41,226,452  $  6,340,861  $ 74,950,826  $ 17,472,499
                                                  ============  ============  ============  ============  ============  ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996


                                                 Series SU      Series SV      Series AS       Series SI     Series FC    Series FE
                                               ------------   ------------  ------------   ------------   ------------  ------------
Operations

   Net investment income (loss)                $    626,839   $  2,031,476  $   (123,234)  $       (357)  $    (87,943) $     24,457

   Net realized investment gains                      4,734        136,458        31,846         12,881         20,969        28,195

   Net unrealized investment appreciation
        (depreciation) during the year             (154,056)     1,247,963        88,899        121,032      3,462,652       402,870
                                               ------------   ------------  ------------   ------------   ------------  ------------

        Increase (decrease) in net assets
            resulting from operations               477,517      3,415,897        (2,489)       133,556      3,395,678       455,522

Increase in net assets resulting from
   capital unit transactions                      9,107,385     11,774,074    15,547,005      1,523,514     20,780,230     4,568,738
                                               ------------   ------------  ------------   ------------   ------------  ------------


                 TOTAL INCREASE IN NET ASSETS     9,584,902     15,189,971    15,544,516      1,657,070     24,175,908     5,024,260

              NET ASSETS AT BEGINNING OF YEAR     9,251,479     13,085,486     4,806,489        382,448      5,874,827       804,520
                                               ------------   ------------  ------------   ------------   ------------  ------------

                    NET ASSETS AT END OF YEAR  $ 18,836,381   $ 28,275,457  $ 20,351,005   $  2,039,518   $ 30,050,735  $  5,828,780
                                               ============   ============  ============   ============   ============  ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1997
                                                                      SCHEDULE I

                                                                            Carrying
                                                                             Value         Unrealized       Cost
                    Name of Issue                           Shares         (Note A)       Appreciation     (Note B)
-----------------------------------------------------       ------         --------       ------------     --------
Security First Trust U. S. Government
   Income Series - capital shares                           6,578,529     $34,611,350     $   439,993     $34,171,357

Security First Trust Equity Series - capital shares         6,984,622     $53,277,540     $ 7,357,598     $45,919,942

Alger American Small Capitalization Portfolio
  - capital shares                                            943,637     $41,284,140     $ 3,929,784     $37,354,356

Scudder International Fund - capital shares                   449,900     $ 6,348,087     $   206,074     $ 6,142,013

Fidelity Investments VIP Contra Fund - capital shares       3,763,450     $75,043,202     $12,000,428     $63,042,774

Fidelity Investments VIP Equity Income Portfolio
   - capital shares                                           720,269     $17,488,141     $ 2,296,673     $15,191,468


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B Cost is determined by using the first-in, first-out cost method.



   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997


NOTE 1 -- BASIS OF PRESENTATION

Security First Life Separate Account A (the Separate Account) was established on May 29, 1980, as a separate account of Security First Life Insurance Company (Security Life), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the Contracts) issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the Trust), a Massachusetts business trust, and twelve mutual funds (the investment companies). The series of the Trust are Bond Series, Growth and Income Series, Equity Series, and U.S. Government Income Series and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Fund, and Fidelity Investments: VIP Asset Manager, VIP Growth Portfolio, VIP Index 500, VIP Overseas Portfolio, VIP Contra Fund, VIP Equity Income Portfolio and VIP Money Market Fund. The Trust and the investment companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into sixteen series of Accumulation Units, Series B, G, SU, SV, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE and FM, relating to investments in each of the investment companies, respectively.

All series of the Trust receive administrative services for a fee from Security First Investment Management Corporation (Security Management). Security First Financial, Inc. (Security Financial) is the principal underwriter for the Contracts. Security Life, Security Management, and Security Financial are wholly-owned subsidiaries of Security First Group, Inc. which became a wholly-owned subsidiary of Metropolitan Life Insurance Company on October 30, 1997. Investment advice is provided to the Security First Trust Growth and Income Series by T. Rowe Price Associates, Inc., by Neuberger and Berman to the Security First Trust Bond Series, and to the Security First Trust Equity and U.S. Government Income Series by Virtus Capital Management.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 1 -- BASIS OF PRESENTATION (continued)

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life. The investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers or such other persons who may from time to time perform services for the Separate Account.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS -- Investments are carried at fair value, which is determined by multiplying the investment companies' shares owned by the Separate Account by the reported net asset value per share of each respective investment company. Realized investment gains and losses are determined on the first-in, first-out cost basis.

EXPENSES AND CHARGES -- The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

         Contract Type                   Annual Rate       Daily Rate
         -------------                   -----------       ----------
SF 135R; SF 234; SF 89; SF 224FL;
     SF 236FL; SF 1700 Contracts             .89%          .0000244
SF 228DC Contracts                          1.25%          .0000342
SF 135R2S Contracts                         1.15%          .0000315
SF 230; SF 224R1; SF 226R1 Contracts        1.35%          .0000370
SF 135R2 Contracts                          1.40%          .0000384

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge (contract charge) is deducted from each contract and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge (CDSC) may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:

                                Maximum Contract
       Contract Type             Charge Per Year                            CDSC
       -------------             ---------------                            ----
      SF 236FL                            $12.00              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 224FL                            $40.00              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 1700                             $42.50              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 224R1, SF 230                         *              Based on elapsed time since premium received.
                                                              Disappears on or before 5th anniversary.

      Group Form
        226R1                             $41.50              Seven percent of premium received.
                                                              Disappears on or before 6th anniversary.

      All other group                     $19.50              Five percent of premium received.
                                                              Disappears on or before 6th anniversary.

      SF 135R2V                               **              None

      SF 135R2S, SF 135R2C                    **              Based on elapsed time since premium received.
                                                              Disappears after 7th year.

      *  $55 (Currently being waived).
      ** .15% annually of average account value (currently being waived).

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $1,061,306 for the year ended December 31, 1997, and $513,405 for the year ended December 31, 1996.

INCOME RECOGNITION AND REINVESTMENT -- Income is recognized as declared payable by the investment companies. All distributions received are reinvested in the investment companies.


NOTE 3 -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities, and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts, therefore the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

                                    Additions to Capital        Deductions From Capital
                                      $           Units            $             Units
                                 ----------     ----------     ----------     ----------
Year ended December 31, 1997:

SF 226R1; SF 228DC Contracts

Series B Accumulation Units       1,454,857        161,968      2,222,593        255,587
Series G Accumulation Units      31,042,330      2,023,469     18,299,082      1,273,695
Series FA Accumulation Units     16,861,300      2,260,447     20,550,274      2,914,536
Series FG Accumulation Units     24,047,220      2,718,139     23,181,360      2,836,909
Series FI Accumulation Units     25,839,798      2,590,459     11,992,236      1,323,107
Series FO Accumulation Units        676,805         96,009      3,024,539        431,009
Series FM Accumulation Units     34,039,726      6,010,978     41,104,341      7,257,641
Series SU Accumulation Units      4,217,960        757,368      6,638,272      1,191,234
Series AS Accumulation Units     15,197,790      2,242,386     11,790,183      1,911,329
Series SI Accumulation Units      3,350,813        472,812        880,405        127,900
Series FC Accumulation Units     29,023,362      3,457,635     11,801,326      1,548,439

SF 135R2 Contracts

Series B Accumulation Units       3,489,097        391,482        208,955         23,190
Series G Accumulation Units      27,974,005      1,827,071      1,007,953         61,587
Series FA Accumulation Units     22,037,238      3,083,772      1,118,816        145,718
Series FG Accumulation Units     29,266,279      3,456,848      2,096,800        221,099
Series FI Accumulation Units     21,704,130      2,243,395        880,069         84,619
Series FO Accumulation Units      5,206,390        713,113        321,230         41,040
Series FM Accumulation Units     91,417,945     15,908,209     80,431,227     13,960,948
Series SU Accumulation Units     16,459,936      2,907,217      1,379,636        241,387
Series AS Accumulation Units     14,561,015      2,303,839      1,072,603        152,394
Series SI Accumulation Units      1,406,153        199,513         59,297          8,138
Series FC Accumulation Units     16,309,026      2,064,971        617,179         70,030
Series FE Accumulation Units      9,709,051      1,220,079        535,673         66,368
Series SV Accumulation Units     14,910,993      2,340,582      1,268,768        189,923

SF 135R; SF 234; SF 224FL;
SF 236FL; SF 1700 Contracts

Series B Accumulation Units       1,251,814         66,317      1,258,763         66,260
Series G Accumulation Units      22,168,547        464,927     10,162,988        208,324
Series T Accumulation Units      13,912,418        337,577      8,035,151        194,789
Series P Accumulation Units       1,356,696         98,277      2,819,922        202,716
Series I Accumulation Units       5,494,020        613,377      3,184,987        356,665
Series FA Accumulation Units      5,261,860        725,367      2,416,199        336,103
Series FG Accumulation Units     10,795,331      1,233,017      5,486,217        645,857
Series FI Accumulation Units      9,999,482      1,019,149      1,804,657        183,675

SECURITY FIRST LIFE SEPARATE ACCOUNT A


Series FM Accumulation Units       3,155,789        540,467      1,884,995        325,446

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                    Additions to Capital         Deductions From Capital
                                       $             Units           $             Units
                                   ----------     ----------     ----------     ----------
SF 135R2S

Series SU Accumulation Units       2,886,460        512,287      1,432,766        253,595
Series SV Accumulation Units       4,591,111        589,309      3,248,977        402,282
Series FM Accumulation Units       7,288,893      1,266,880      7,902,058      1,372,807
Series FG Accumulation Units       3,427,275        399,201      1,490,263        165,593
Series FO Accumulation Units       1,726,903        274,657        676,538        105,526

SF 224R1; SF 230

Series B Accumulation Units          509,920         59,735        734,667         85,140
Series G Accumulation Units        8,895,697        547,437      4,050,072        249,469
Series FA Accumulation Units       6,970,487        948,458      3,697,574        504,142
Series FG Accumulation Units       7,792,635        871,059      3,385,626        379,160
Series FI Accumulation Units       5,441,074        544,189        709,370         68,289
Series FM Accumulation Units         455,713         79,801        571,817         71,385
Series SU Accumulation Units          27,773          4,830             --             --
Series AS Accumulation Units         453,797         64,797          2,860            423
Series SI Accumulation Units         369,791         51,424         43,556          5,917
Series FC Accumulation Units       1,768,831        226,463         30,420          3,385

Year ended December 31, 1996:

SF 135R; SF 226R1;
SF 228DC Contracts

Series B Accumulation Units        1,457,968        173,008        288,184         34,370
Series G Accumulation Units       14,597,742      1,163,010      1,544,237        124,761
Series FA Accumulation Units      15,083,889      2,386,263      4,817,387        761,858
Series FG Accumulation Units      25,437,990      3,316,801      3,090,860        403,159
Series FI Accumulation Units      14,245,149      1,834,275      1,074,884        134,904
Series FO Accumulation Units       1,140,778        176,902        169,596         26,298
Series FM Accumulation Units      26,932,483      4,853,215     20,523,960      3,697,741
Series SU Accumulation Units       2,374,207        434,190        109,775         20,040
Series AS Accumulation Units      16,999,648      2,501,793      1,452,643        213,708
Series SI Accumulation Units       1,670,305        266,302        146,791         23,697
Series FC Accumulation Units      21,801,795      3,201,615      1,021,565        149,159
Series FE Accumulation Units       4,806,768        746,267      2,380,030         36,019
Series SV Accumulation Units       1,544,460        285,804         20,817          3,618

SF 234; SF 224FL; SF 236FL;
SF 1700 Contracts

Series B Accumulation Units          931,484         51,367      1,065,392         59,149
Series G Accumulation Units       13,106,032        341,108      7,100,392        185,366
Series T Accumulation Units       11,430,218        348,446      6,471,918        196,812
Series P Accumulation Units          653,049         49,155        857,541         64,727
Series I Accumulation Units        5,543,290        691,905      1,933,723        240,937
Series FA Accumulation Units       4,879,721        801,224      2,064,517        336,514
Series FG Accumulation Units      11,230,260      1,527,712      2,716,606        362,785
Series FI Accumulation Units       4,604,737        613,367        791,378        103,660

SECURITY FIRST LIFE SEPARATE ACCOUNT A


   Series FM Accumulation Units      1,759,008        317,763      1,732,158        312,636

                                      Additions to Capital         Deductions From Capital
                                       $             Units           $             Units
                                    ----------     ----------     ----------     ----------
   SF 135R2S

   Series SU Accumulation Units      7,593,093      1,416,303        750,140        139,104
   Series SV Accumulation Units     11,598,037      1,831,596      1,347,606        210,583
   Series FM Accumulation Units     10,241,054      1,826,561      9,046,976      1,610,850
   Series FG Accumulation Units      8,059,593      1,075,155        808,401        107,079
   Series FO Accumulation Units      4,116,962        747,815        309,420         56,136

   SF 224R1: SF 230

   Series B Accumulation Units       1,957,058        257,080         56,691         28,429
   Series G Accumulation Units      30,537,423      2,308,139        518,267        127,912
   Series FA Accumulation Units     27,219,472      4,255,909        492,589        165,276
   Series FG Accumulation Units     22,127,890      2,858,154        486,165        114,979
   Series FI Accumulation Units      4,650,004        583,863        163,570         35,543
   Series FM Accumulation Units        862,152        131,031         21,669          9,661


NOTE 5 -- UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 1997:

                                  Units
      Description             Outstanding      Unit Value
      -----------             -----------      ----------
SF 226R1; SF 228DC Contracts

Series B Accumulation Units        215,747     $    9.35
Series G Accumulation Units      2,893,417         17.29
Series FA Accumulation Units     6,838,501          8.12
Series FG Accumulation Units     6,614,665          9.85
Series FI Accumulation Units     3,577,094         11.19
Series FO Accumulation Units        35,006          7.56
Series FM Accumulation Units       652,200          5.85
Series AS Accumulation Units     3,353,442          7.40
Series SI Accumulation Units       653,022          7.13
Series FC Accumulation Units     5,895,334          9.24

SECURITY FIRST LIFE SEPARATE ACCOUNT A


                                  Units
      Description             Outstanding      Unit Value
      -----------             -----------      ----------
SF 135R2 Contracts

Series B Accumulation Units        368,292     $    9.35
Series G Accumulation Units      1,765,484         17.28
Series FA Accumulation Units     2,938,054          8.12
Series FG Accumulation Units     3,235,749          9.84
Series FI Accumulation Units     2,158,776         11.19
Series FO Accumulation Units       672,073          7.56
Series FM Accumulation Units     1,947,261          5.84
Series SU Accumulation Units     2,665,830          5.87
Series AS Accumulation Units     2,151,445          7.40
Series SI Accumulation Units       191,375          7.12
Series FC Accumulation Units     1,994,941          9.24
Series FE Accumulation Units     1,995,080          8.76
Series SV Accumulation Units     2,432,845          7.14

SF 135R; SF 234; SF 224FL;
SF 236FL; SF 1700 Contracts

Series B Accumulation Units        269,783         20.11
Series G Accumulation Units      2,052,536         53.68
Series T Accumulation Units      1,724,685         46.06
Series P Accumulation Units         82,240         14.05
Series I Accumulation Units      1,825,908          8.72
Series FA Accumulation Units     2,329,571          7.87
Series FG Accumulation Units     3,138,529          9.51
Series FI Accumulation Units     1,670,379         10.95
Series FM Accumulation Units       886,537          5.92

SF 135R2S Contracts

Series SU Accumulation Units     3,228,563          5.85
Series SV Accumulation Units     3,994,635          8.97
Series FM Accumulation Units       250,149          5.91
Series FG Accumulation Units     2,286,120          9.69
Series FO Accumulation Units     1,528,760          6.47

SF 224R1; SF 230

Series B Accumulation Units        203,246          8.99
Series G Accumulation Units      2,478,195         18.20
Series FA Accumulation Units     4,534,949          8.03
Series FG Accumulation Units     3,235,074          9.81
Series FI Accumulation Units     1,024,220         11.23
Series FM Accumulation Units       129,786          5.86
Series SU Accumulation Units         4,830          5.87
Series AS Accumulation Units        64,374          7.40
Series SI Accumulation Units        45,507          7.13
Series FC Accumulation Units       223,078          9.24

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 6 -- IMPACT OF YEAR 2000 (unaudited)

Security First Group will utilize external resources to renovate or replace the software for Year 2000 modifications and internal resources to test this software. Security First Group anticipates completing the Line of Business applications by December 31, 1998, which is prior to any anticipated impact on operations. The client/server operating systems and applications, covering most internal financial and administrative functions, will be completed by June 30, 1999. The total cost of the Year 2000 project is estimated at $1.5 million and is being funded through operating cash flows of Security First Group (Security First Life Separate Account A will incur no costs as a result of this project).

The cost of the project and the date on which Security First Group believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated.

                                     PART C
                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

               (1) Security First Life Insurance Company

               (2) Security First Life Separate Account A

                      Part A - Condensed Financial Information
                      Part B - Statement of Assets and Liabilities, Statement of
                               Operations, Statement of Changes in Net Assets, Statement of Investments

                      Part B - Depositor's financial statements with notes


        (b) Exhibits

                      (10) Consent of Independent Auditors - herewith
                      (13) Organizational Chart

All previously filed Exhibits to Security First Life Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

Item 25.    Directors and Officers of the Depositor

The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

Name                                         Position and Offices with Depositor
----                                         -----------------------------------
David A. Levene                              Chairman of the Board and Director
John K. Bruins                               Director
Steven T. Cates                              Director
Terence Lennon                               Director
Gail A. Praslick                             Director
Joseph A. Reali                              Director
Anthony J. Williamson                        Director
Richard C. Pearson                           Director, President and General Counsel
Howard H. Kayton                             Executive Vice President and Chief
                                             Actuary
Brian J. Finneran                            Senior Vice President
Jane F. Eagle                                Senior Vice President
Peter R. Jones                               Senior Vice President
Cheryl M. MacGregor                          Senior Vice President
Alex H. Masson                               Senior Vice President
Anthony J. Williamson                        Senior Vice President, Chief Investment
                                             Officer
George R. Bateman                            Vice President
James C. Turner                              Vice President

Leo Brown                                    Assistant Vice President
Steven J. Brash                              Assistant Vice President
Ronald Mare                                  Assistant Vice President
Cheryl J. Finney                             Associate General Counsel and Assistant
                                             Secretary
Patrizia DiMolfetta                          Controller
James Bossert                                Assistant Controller
George J. Olah                               Treasurer
Louis Ragusa                                 Secretary
Richard G. Mandel                            Assistant Secretary


Item 26.    Persons Controlled by or under Common Control with
            Depositor of Registrant

The Registrant is a Separate Account of Security First Life Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contract Owners

As of March 31, 1998 there were 39,746 owners of the Contracts which are the subject of this post-effective amendment.

Item 28.    Indemnification

None

Item 29.    Principal Underwriters

Security First Financial, Inc. is the principal underwriter for Security First Life Separate Account A.

The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

Name                                         Position with Underwriter
----                                         -------------------------
Richard C. Pearson                           Director, President, General Counsel and
                                             Secretary
Jane Frances Eagle                           Director, Senior Vice President and
                                             Treasurer
Peter R. Jones                               Senior Vice President
Howard H. Kayton                             Senior Vice President and Chief Actuary
James Cyrus Turner                           Vice President and Assistant Secretary
Alan G. Arthurs                              Assistant Vice President
*Barbara J. Ellner                           Supervisor of Compliance

* not an officer

                   Net
Name of            Underwriting      Compensation on
Principal          Discount and      Redemption or     Brokerage
Underwriter        Commissions*      Annuitization     Commission        Compensation
-----------        ------------      -------------     ----------        ------------
Security First     None              None              None              None
Financial, Inc.

*Fee paid by Security First Life Insurance Company for serving as underwriter.

Item 30.    Location of Accounts and Records

Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.


Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertaking:

Security First Life represents that the charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 29th day of April 1998.

                                        SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                                        (Registrant)

                                        By SECURITY FIRST LIFE INSURANCE COMPANY
                                                        (Sponsor)


                                        By  /s/ Richard C. Pearson
                                            -----------------------------
                                            Richard C. Pearson, President

As required by the Securities Act of 1933, this Post-Effective amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                  Title                      Date
---------                                  -----                      ----


/s/ Richard C. Pearson            President, Chief Executive      April 29, 1998
--------------------------        Officer and Director
Richard C. Pearson

/s/ Jane F. Eagle                 Senior Vice President,
--------------------------        and Chief Financial Officer     April 29, 1998
Jane F. Eagle


/s/ David A. Levene*              Chairman, Director              April 29, 1998
--------------------------
David A. Levene


/s/ John K. Bruins*               Director                        April 29, 1998
--------------------------
John K. Bruins


/s/ Steven T. Cates*              Director                        April 29, 1998
--------------------------
Steven T. Cates


/s/ Terence Lennon*               Director                        April 29, 1998
--------------------------
Terence Lennon


/s/ Gail A. Praslick*             Director                        April 29, 1998
--------------------------
Gail A. Praslick


/s/ Joseph A. Reali*              Director                        April 29, 1998
--------------------------
Joseph A. Reali


/s/ Anthony J. Williamson*        Director                        April 29, 1998
--------------------------
Anthony J. Williamson




/s/ Richard C. Pearson
--------------------------
*(Richard C. Pearson as                                           April 29, 1998
Attorney-in-Fact for each
of the persons indicated)

                               POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of SECURITY FIRST LIFE INSURANCE COMPANY, a Delaware corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, a registration statement and amendments thereto for the registration under said Acts of the sale of certain Group Flexible premium Variable Annuity Contracts designated SF226R1 in connection with Security First Life Separate Account A (Registration No. IC 811-3365), hereby constitute and appoint Richard C. Pearson, Howard H. Kayton and Jane F. Eagle, his attorney, with full power of substitution and resubstitution, for and in his name, office and stead, in any and all capacities, to approve and sign such Registration Statement and any and all amendments thereto, with power where appropriate to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/s/ David A. Levene                          3/15/98
---------------------------------------      ------------------
David A. Levene, Director                    Date


/s/ John K. Bruins                           3/20/98
---------------------------------------      ------------------
John K. Bruins, Director                     Date


/s/ Steven T. Cates                          4/13/98
---------------------------------------      ------------------
Steven T. Cates, Director                    Date


/s/ Terence Lennon                           3/19/98
---------------------------------------      ------------------
Terence Lennon, Director                     Date


/s/ Gail A. Praslick                         3/17/98
---------------------------------------      ------------------
Gail A. Praslick, Director                   Date


/s/ Joseph A. Reali                          3/26/98
---------------------------------------      ------------------
Joseph A. Reali, Director                    Date


/s/ Anthony J. Williamson                    3/26/98
---------------------------------------      ------------------
Anthony J. Williamson, Director              Date


/s/ Richard C. Pearson                       3/26/98
---------------------------------------      ------------------
Richard C. Pearson, Director and             Date
Attorney-in-fact


/s/ Howard Kayton                            3/26/98
---------------------------------------      ------------------
Howard Kayton, Attorney-in-fact              Date


/s/ Jane F. Eagle                            3/26/98
---------------------------------------      ------------------
Jane F. Eagle, Attorney-in-fact              Date